DoubleLine Funds

Prospectus

April 2, 2010, as revised February 15, 2011

DoubleLine Total Return Bond Fund

DoubleLine Core Fixed Income Fund

DoubleLine Emerging Markets Fixed Income Fund

This Prospectus tells you about the Class I shares of three separate investment funds, the DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund, and the DoubleLine Emerging Markets Fixed Income Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a series of the DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”).

Please read this document carefully before investing, and keep it for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund Summary

DoubleLine Total Return Bond Fund

Investment Objective

The Fund’s investment objective is to seek to maximize total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (including sub-transfer agent accounting or administrative services)[1]	0.12%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver and/or Expense Reimbursement[2]	(0.03%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%

[1]	Based on estimated amounts for the current fiscal year.

[2]

The Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the lesser of (a) 0.49% for the Class I shares and (b) the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, and any other extraordinary expense. These expense limitations may only be terminated commencing one year after the effective date of the registration statement. To the extent that the Adviser waives its investment advisory fee or other fund-wide expenses and/or reimburses the ordinary operating expenses of the Fund and/or other class-specific expenses to satisfy these expense limitations, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitations in place when the expenses were waived.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	$50
3 Years	$164

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. “Bonds” include bonds, debt securities and other fixed income instruments issued by various governmental or private-sector entities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund intends to invest more than 50% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by the Adviser to be of comparable quality.

The Fund may invest in bonds that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. High yield portfolio holdings are allocated broadly among industries and issuers in an attempt to reduce the impact of negative events for an industry or issuer. The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities.

In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio managers determine to take advantage of a better investment opportunity because the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or if they believe it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•

interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. For example, the price of a bond fund with an average duration of eight years would generally be expected to fall approximately 8% if interest rates rose by one percentage point.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	mortgage-backed securities risk:

¡

credit and market risks of mortgage-backed securities: the risk that the mortgage loans or the guarantees underlying the mortgage-backed securities will default or otherwise fail leading to non-payment of interest and principal.

¡

prepayment risk of mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

¡

extension risk of mortgage-backed securities: the risk that in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

¡	inverse floater, interest- and principal-only securities risk: the risk that these securities are extremely sensitive to changes in interest rates and prepayment rates.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds.

•

derivatives risk: the risk that an insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

Please see “Additional Information About Principal Investment Strategies and Principal Risks—Principal Risks” on page 30 of this Prospectus for a more detailed description of the risks of investing in the Fund.

Investment Results

Because this is a new Fund that does not yet have an operating history, a bar chart and table describing the Fund’s annual performance is not yet available. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the Barclays Capital U.S. Aggregate Bond Index. The Fund will provide a brief explanation of how the information illustrates the variability of the Fund’s returns. Once available, updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital LP is the investment adviser to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2010	Chief Executive Officer
Philip A. Barach	Since the Fund’s inception in 2010	President

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 21 of this Prospectus.

Fund Summary

DoubleLine Core Fixed Income Fund

Investment Objective

The Fund’s investment objective is to seek to maximize current income and total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (including sub-transfer agent accounting or administrative services)[1]	0.14%
Total Annual Fund Operating Expenses	0.54%
Fee Waiver and/or Expense Reimbursement[2]	(0.05%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%

[1]	Based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the lesser of (a) 0.49% for the Class I shares and (b) the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, and any other extraordinary expense. These expense limitations may only be terminated commencing one year after the effective date of the registration statement. To the extent that the Adviser waives its investment advisory fee or other fund-wide expenses and/or reimburses the ordinary operating expenses of the Fund and/or other class-specific expenses to satisfy these expense limitations, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitations in place when the expenses were waived.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	$50
3 Years	$168

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These “fixed income instruments” include but are not limited to securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations (including foreign hybrid securities); mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments; and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Fund may invest in fixed income instruments that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. High yield portfolio holdings are allocated broadly by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

The Fund may invest up to 5% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. The Fund may invest a portion of its net assets in inverse floaters and interest-only and principal-only securities and a portion of its net assets in fixed income instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in Emerging Markets Countries. An Emerging Market Country is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

In managing the Fund’s investments, under normal market conditions, the portfolio manager uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; and

•	fluctuations in the overall level of interest rates.

The portfolio manager also utilizes active asset allocation in managing the Fund’s investments and monitors the duration of the Fund’s portfolio securities to seek to mitigate the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio manager determines to take advantage of a better investment opportunity because the portfolio manager believes the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or the individual security has reached the portfolio manager’s sell target.

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•

interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. For example, the price of a fixed income fund with an average duration of eight years would generally be expected to fall approximately 8% if interest rates rose by one percentage point.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	mortgage-backed securities risk:

¡

credit and market risks of mortgage-backed securities: the risk that the mortgage loans or the guarantees underlying the mortgage-backed securities will default or otherwise fail leading to non-payment of interest and principal.

¡

prepayment risk of mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

¡

extension risk of mortgage-backed securities: the risk that in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

¡	inverse floater, interest- and principal-only securities risk: the risk that these securities are extremely sensitive to changes in interest rates and prepayment rates.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies, and the economic and political climates where investments are made.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of Emerging Market Countries as compared to developed countries.

•

derivatives risk: the risk that an insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

Please see “Additional Information About Principal Investment Strategies and Principal Risks—Principal Risks” on page 30 of this Prospectus for a more detailed description of the risks of investing in the Fund.

Investment Results

Because this is a new Fund that does not yet have an operating history, a bar chart and table describing the Fund’s annual performance is not yet available. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the Barclays Capital U.S. Aggregate Bond Index. The Fund will provide a brief explanation of how the information illustrates the variability of the Fund’s returns. Once available, updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital LP is the investment adviser to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2010	Chief Executive Officer

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 21 of this Prospectus.

Fund Summary

DoubleLine Emerging Markets Fixed Income Fund

Investment Objective

The Fund’s investment objective is to seek high total return from current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (including sub-transfer agent accounting or administrative services)[1]	0.28%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver and/or Expense Reimbursement[2]	(0.08%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%

[1]	Based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, and any other extraordinary expense. These expense limitations may only be terminated commencing one year after the effective date of the registration statement. To the extent that the Adviser waives its investment advisory fee or other fund-wide expenses and/or reimburses the ordinary operating expenses of the Fund and/or other class specific expenses to satisfy these expense limitations, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitations in place when the expenses were waived.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	$97
3 Years	$320

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These “fixed income instruments” include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in Emerging Market Countries and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will generally invest in at least four Emerging Market Countries.

An Emerging Market Country is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

The Fund may invest in hybrid securities relating to Emerging Market Countries. The Fund may invest, without limitation, in fixed income instruments consisting of securities that at the time of investment are unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”.

The Fund may invest up to 20% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the Fund may invest in defaulted sovereign investments where the portfolio manager believes the expected debt sustainability of the country exceeds current market valuations. The Fund may invest in derivatives, such as options, swaps (including credit default swaps), futures, structured investments, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility. The Fund is a nondiversified fund under the Investment Company Act of 1940, as amended (“1940 Act”) and is not subject to the general limitation that it not invest more than 5% of its total assets in a particular issuer with respect to 75% of its total assets.

In allocating investments among various Emerging Market Countries, the portfolio manager attempts to analyze internal political, market and economic factors. These factors include:

•	public finances;

•	monetary policy;

•	external accounts;

•	financial markets;

•	foreign investment regulations;

•	stability of exchange rate policy; and

•	labor conditions.

In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio manager perceives deterioration in the credit fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached the portfolio manager’s sell target.

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of Emerging Market Countries as compared to developed countries.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies, and the economic and political climates where investments are made.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

derivatives risk: the risk that an insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•

interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. For example, the price of a fixed income fund with an average duration of eight years would generally be expected to fall approximately 8% if interest rates rose by one percentage point.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

Please see “Additional Information About Principal Investment Strategies and Principal Risks—Principal Risks” on page 30 of this Prospectus for a more detailed description of the risks of investing in the Fund.

Investment Results

Because this is a new Fund that does not yet have an operating history, a bar chart and table describing the Fund’s annual performance is not yet available. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the JP Morgan EMBI Global Diversified Index. The Fund will provide a brief explanation of how the information illustrates the variability of the Fund’s returns. Once available, updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital LP is the investment adviser to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Luz M. Padilla	Since the Fund’s inception in 2010	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 21 of this Prospectus.

Summary of Other Important Information Regarding Fund Shares

Purchase and Sale of Class I Shares

You may purchase or redeem Class I shares on any business day by written request via mail (DoubleLine Funds Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 877-DLine11 (877-354-6311), or through dealers, brokers, or other service providers (“financial intermediaries”). Purchases and redemptions by telephone are only permitted if you previously submitted appropriate authorization. The minimum initial and subsequent investment amounts for different types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Purchase Minimums for Class I Shares

Type of Account	Minimum Initial Investment	Subsequent Investments
Regular	$100,000	$500
Individual Retirement Account	$5,000	$250

The minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. Certain intermediaries also may have investment minimums, which may differ from the Funds’ minimums, and may be waived at the intermediaries’ discretion. The Trust reserves the right to change the minimum investment amounts without prior notice.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (except with respect to Excess Inclusion Income received by such tax-deferred arrangements as discussed in “Distributions and Taxes” in the Statement of Additional Information (“SAI”)). Such tax-deferred arrangements may be taxed later upon withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Class I shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser and the Fund’s distributor or any of their affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your individual salesperson or visit your financial intermediary’s website for more information.

Additional Information About Principal Investment Strategies and Principal Risks

Principal Investment Strategies

DoubleLine Total Return Bond Fund

Under normal circumstances, the DoubleLine Total Return Bond Fund (for purposes of this section, the “Fund”) intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. “Bonds” include bonds, debt securities and other fixed income instruments issued by various governmental or private-sector entities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Generally, bonds consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an “IOU” rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

The Fund intends to invest more than 50% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations (a “Federal Agency”), or in privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by the Adviser to be of comparable quality. Generally, mortgage-backed securities consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters.

The Fund may invest in bonds that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds rated below investment grade, or unrated securities that are determined by the

Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Fund intends to allocate its high yield portfolio holdings broadly among industries and issuers in an attempt to reduce the impact of negative events for an industry or issuer.

High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals.

Investment in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. Inverse floaters are a type of mortgage-backed security with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the 11th District Cost of Funds Index. Holders of interest-only securities receive only the interest on the underlying mortgage assets but none of the principal, while holders of principal-only securities receive all of the principal but none of the interest on the underlying mortgage assets.

In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio managers determine to take advantage of a better investment opportunity because the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or if they believe it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

DoubleLine Core Fixed Income Fund

Under normal circumstances, the DoubleLine Core Fixed Income Fund (for purposes of this section, the “Fund”) intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These “fixed income instruments” include but are not limited to securities issued or guaranteed by the United States Government or a Federal Agency; corporate obligations (including foreign hybrid securities); mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments; and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Generally, fixed income instruments consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an “IOU” rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

Generally, mortgage-backed securities consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Various types of assets, primarily automobile and credit cards receivables, are securitized in pass-through structures similar to mortgage pass-through structures.

The Fund may invest in fixed income instruments that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Fund intends to allocate its high yield portfolio holdings broadly among industries and issuers in an attempt to reduce the impact of negative events for an industry or issuer.

High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals.

Investment in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.

The Fund may invest up to 5% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. Inverse floaters are a type of mortgage-backed security with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the 11th District Cost of Funds Index. Holders of interest-only securities receive only the interest on the underlying mortgage assets but none of the principal, while holders of principal-only securities receive all of the principal but none of the interest on the underlying mortgage assets.

The Fund may invest a portion of its net assets in fixed income instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in Emerging Markets Countries. An Emerging Market Country is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

A third party or the Adviser may create a hybrid security by combining an income-producing debt security and the right to receive payment based on the change in the price of an equity security. The “market value” of a hybrid security is the sum of the values of its income-producing component and its equity component.

In managing the Fund’s investments, under normal market conditions, the portfolio manager uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; and

•	fluctuations in the overall level of interest rates.

The portfolio manager also utilizes active asset allocation in managing the Fund’s investments and monitor the duration of the Fund’s portfolio securities to seek to mitigate the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio manager determines to take advantage of a better investment opportunity because the portfolio manager believes the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or the individual security has reached the portfolio manager’s sell target.

DoubleLine Emerging Markets Fixed Income Fund

Under normal circumstances, the DoubleLine Emerging Markets Fixed Income Fund (for purposes of this section, the “Fund”) intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These “fixed income instruments” include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in Emerging Market Countries and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Generally, fixed income instruments consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an “IOU” rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

An Emerging Market Country is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

The Fund will generally invest in at least four Emerging Market Countries. In allocating investments among various Emerging Market Countries, the portfolio manager attempts to analyze internal political, market and economic factors. These factors include:

•	public finances;

•	monetary policy;

•	external accounts;

•	financial markets;

•	foreign investment regulations;

•	stability of exchange rate policy; and

•	labor conditions.

The Fund may invest in hybrid securities relating to Emerging Market Countries. A third party or the Adviser may create a hybrid security by combining an income-producing debt security and the right to receive payment based on the change in the price of an equity security. The “market value” of a hybrid security is the sum of the values of its income-producing component and its equity component.

The Fund may invest, without limitation, in fixed income instruments consisting of securities that at the time of investment are unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities that are determined to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals.

The Fund may invest up to 20% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the Fund may invest in defaulted sovereign investments where the portfolio manager believes the expected debt sustainability of the country exceeds current market valuations. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest in derivatives, such as options, swaps (including credit default swaps), futures, structured investments, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.

The Fund is a nondiversified fund under the 1940 Act and is not subject to the general limitation that it not invest more than 5% of its total assets in a particular issuer with respect to 75% of its total assets.

In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio manager perceives deterioration in the credit fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached the portfolio manager’s sell target.

Principal Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you — and the more you can lose. Since the Funds will hold securities with fluctuating market prices, the value of each Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up. You can lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Each Fund is affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Adviser makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others.

Risks Associated with All Funds

Debt Securities Risks

Each of the Funds invests primarily in debt securities. Debt securities are subject to various risks. Debt securities are subject to two primary (but not exclusive) types of risk: credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument.

Credit risk: refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by ratings agencies may be subject to downgrade. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.

Interest rate risk: refers to the change in value of debt instruments associated with increases in interest rates. Interest rate changes may affect the value of a debt security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the value of fixed rate securities and falling interest rates will have a positive effect on value. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to increases in interest rates than a fund with a shorter average portfolio duration. For example, the price of a bond fund with an average duration of eight years would generally be expected to fall approximately 8% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are extremely sensitive to interest rate changes. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Price Volatility Risk

The value of a Fund’s investment portfolio will change as the prices of its investments go up or down. Different parts of the market and different types of debt securities can react differently to developments. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region or market as a whole. Prices of most securities tend to be more volatile in the short-term. Therefore, if you trade frequently or redeem in the short-term, you are more likely to incur a loss than an investor who holds investments for the longer-term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.

Liquidity Risk

Liquidity risk is the risk that a Fund may invest in securities that trade in lower volumes and may be less liquid than other investments or that it may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold, a Fund may have to sell at a lower price or may not be able to sell the security at all each of which would have a negative affect on the Fund’s performance.

Market Risk

Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Instability in the financial markets of 2008 and 2009 has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the securities in which a Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Junk Bond Risk

The Funds may invest in fixed income instruments that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities that are determined to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. These bonds are speculative in nature. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value certain portfolio securities.

Derivatives Risk

Some of the instruments in which Funds may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments. The market value of derivative instruments and securities sometimes is more volatile than that of other instruments and each type of derivative instrument may have its own special risks.

Some over-the-counter derivatives instruments may expose the Fund to the credit risk of its counterparty. In the event the counterparty to such a derivative instrument becomes insolvent, the Fund will lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. In addition, when used for hedging purposes, no assurance can be given that each derivative position will achieve a close correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the Adviser. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Certain derivatives may create a risk of loss greater than the amount invested.

Litigation and Investigation Risk

Trust Company of the West has commenced litigation against the Trust, the Adviser, and four employees of the Adviser. The four employees (including Jeffrey Gundlach) are former employees of Trust Company of the West or its affiliates. The suit against the Adviser and the defendant employees alleges, among other things, misappropriation of confidential and proprietary information. The lawsuit against the Adviser and defendant employees seeks, among other things, damages in excess of $200 million and a constructive trust on the limited partnership interests of the Adviser in favor of Trust Company of the West. The lawsuit against the Trust contains allegations that are substantially similar to the allegations in the litigation against the Adviser and the employees and include, among other things, claims that the Trust aided and abetted, and conspired with, the Adviser and the employees to misappropriate Trust Company of the West trade secrets. Trust Company of the West seeks a variety of remedies against the Trust, including compensatory damages for lost profits; disgorgement of certain management fees and any carried interest obtained or retained by the Trust; punitive damages; and certain injunctive relief. There can be no assurances as to the outcome of any litigation. The remedies sought by Trust Company of the West in its litigation against the Trust, if granted, could have a material adverse effect on shareholder returns for the Funds.

Trust Company of the West raised a fund under the U.S. Treasury’s Legacy Securities Public Private Investment Program (the “PPIP”) in the fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund. The Adviser has advised the Trust that employees and former employees of the Adviser have been interviewed by representatives of the Special Inspector General of the Troubled Asset Relief Program, and by the office of the United States Attorney for the Southern District of New York, in connection with the PPIP and in connection with the same allegations of misappropriation of proprietary information made by Trust Company of the West in its litigation against the Adviser. The Adviser understands that the inquiry stems at least in part from a federal grand jury inquiry. The Adviser has informed the Trust that it has cooperated with the inquiry and has voluntarily produced documents. The Trust and the Funds are not involved in any of these inquiries.

Litigation and investigation and defense of any governmental inquiry or investigation can be expensive and time consuming, and their results can be unpredictable. There can be no assurances as to the outcome of these matters. The litigation and any governmental inquiry or investigation could consume a material amount of the Adviser’s resources thereby potentially impairing the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds. In the event of an adverse outcome or if expenses of the litigation and related matters are greater than anticipated, the Adviser’s ability to manage the Funds may be materially impaired, and shareholders, or the viability of the Funds, could be adversely affected.

For additional information, please see “Legal Proceedings” at page 48 of this Prospectus.

Reliance on the Adviser

Each Fund’s ability to achieve its investment objective is dependent upon the Adviser’s ability to identify profitable investment opportunities for the Fund. The Adviser is newly formed and has not previously managed a mutual fund or other client accounts. However, the portfolio managers of the Funds have considerable experience in managing portfolios with investment objectives, policies and strategies that are substantially similar in all material respects, and intend to use the same analytical methods to identify potential investments for the Funds. The past experience of the portfolio managers does not guarantee future results for the Adviser.

Financial Services Risk

The financial services industry is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services industry depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. The financial services industry is exposed to risks that may impact the value of investments in the industry more severely than investments outside the industry. Businesses in the financial services industry often operate with substantial financial leverage.

Securities Selection Risk

The specific securities held in a Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

Portfolio Management Risk

Portfolio management risk is the risk that an investment strategy may fail to produce the intended results. There can be no assurance that a Fund will achieve its investment objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.

Risks Associated with the DoubleLine Total Return Bond Fund and the DoubleLine Core Fixed Income Fund

Mortgage-Backed Securities Risks

Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. The DoubleLine Total Return Bond Fund and the DoubleLine Core Fixed Income Fund invest in mortgage-backed securities and are subject to the following risks:

Credit and Market Risks of Mortgage-Backed Securities. Investments by a Fund in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to a Fund as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless.

Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have more moderate changes in price when interest rates rise or fall, but their current yield will be affected. The Funds may also purchase securities that are not guaranteed. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgage carries, the default and delinquency rate of the mortgage pool, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization or undercollateralization of a mortgage pool.

Ongoing developments in the residential mortgage market may have additional consequences to mortgage-backed securities. Delinquencies and losses generally have been increasing with respect to securitizations involving residential mortgage loans and may continue to increase as a result of the weakening housing market and the seasoning of securitized pools of mortgage loans. Many so-called “sub-prime” mortgage pools are currently distressed and may be trading at significant discounts to their face value.

Additionally, mortgage lenders recently have adjusted their loan programs and underwriting standards, which has reduced the availability of mortgage credit to prospective mortgagors. This has resulted in reduced availability of financing alternatives for mortgagors seeking to refinance their mortgage loans. The reduced availability of refinancing options for mortgagors has resulted in higher rates of delinquencies, defaults and losses on mortgage loans, particularly in the case of, but not limited to, mortgagors with adjustable rate mortgage loans or interest-only mortgage loans that experience significant increases in their monthly payments following the adjustment date or the end of the interest-only period (see “Adjustable Rate Mortgages” below for further discussion of adjustable rate mortgage risks). These events, alone or in combination with each other and with deteriorating economic conditions in the general economy, may continue to contribute to higher delinquency and default rates on mortgage loans. The tighter underwriting guidelines for residential mortgage loans, together with lower levels of home sales and reduced refinance activity, also may have contributed to a reduction in the prepayment rate for mortgage loans generally and this may continue.

The United States government conservatorship of Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Corporation (“Fannie Mae”) in September 2008 may adversely affect the real estate market and the value of real estate assets generally. It is unclear at this time what the ultimate impact will be.

The Federal Housing Finance Agent (“FHFA”), as conservator or receiver of Fannie Mae and Freddie Mac, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. In the event the guaranty obligations of Fannie Mae or Freddie Mac are repudiated, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and historically have paid them off sooner. When a prepayment happens, a portion of the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. This is known as prepayment risk. Mortgage-backed securities are also subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Liquidity Risk of Mortgage-Backed Securities. The liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may encounter difficulty in disposing of such investments. Because mortgage-backed securities may be less liquid than other securities, a Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, 2007, 2008 and 2009, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Adjustable Rate Mortgages. Adjustable Rate Mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

In addition, certain ARMs may provide for an initial fixed, below-market or “teaser” interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the “teaser” rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities.

Asset-Backed Securities Risks

Asset-backed securities are bonds or notes backed by loan paper or accounts receivable originated by banks, credit card companies or other providers of credit. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to a Fund.

Risks Associated with the DoubleLine Core Fixed Income Fund and the DoubleLine Emerging Markets Fixed Income Fund

Foreign Investing Risk

Investments in foreign securities may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and listed companies than does the U.S. and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Political or social instability, civil unrest and acts of terrorism are other potential risks that could impact an investment in a foreign security. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S. which could affect the liquidity of a Fund’s portfolio.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a Fund may hold various foreign currencies from time to time, the value of a Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates.

Emerging Market Country Risk

The DoubleLine Core Fixed Income Fund and the DoubleLine Emerging Markets Fixed Income Fund intend to invest in emerging market countries. Investing in Emerging Market Countries involves substantial risk due to limited information; higher brokerage costs; different accounting standards; thinner trading markets as compared to those in developed countries; currency blockages or transfer restrictions; and expropriation, nationalization or other adverse political economic developments.

Political and economic structures in many emerging markets countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of developed countries. Some of these countries have in the past failed to recognize private property rights and have nationalized or expropriated the assets of private companies.

The securities markets of Emerging Market Countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. and other developed nations. The limited size of many securities markets in Emerging Market Countries and limited trading volume in issuers compared to the volume in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. In addition, Emerging Market Countries’ exchanges and broker-dealers are generally subject to less regulation than their counterparts in developed countries. Brokerage commissions and dealer mark-ups, custodial expenses and other transaction costs are generally higher in Emerging Market Countries than in developed countries. As a result, funds that invest in Emerging Market Countries have operating expenses that are higher than funds investing in other securities markets.

Some Emerging Market Countries have a greater degree of economic, political and social instability than the U.S. and other developed countries. Such social, political and economic instability could disrupt the financial markets in which the DoubleLine Emerging Markets Fixed Income Fund invests and adversely affect the value of its investment portfolio.

Currencies of Emerging Market Countries have sometimes experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. A devaluation of the currency in which investment portfolio securities are denominated will negatively impact the value of those securities. Emerging Market Countries have and may in the future impose foreign currency controls and repatriation controls.

Defaulted Securities Risk

The DoubleLine Core Fixed Income Fund and DoubleLine Emerging Markets Fixed Income Fund may invest in securities in default. Defaulted securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in Emerging Markets Countries are different than those in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Risk Associated with the DoubleLine Emerging Markets Fixed Income Fund

Non-Diversification Risk

The DoubleLine Emerging Markets Fixed Income Fund is organized as a nondiversified fund under the 1940 Act and is not subject to the general limitation that it not invest more than 5% of its total assets in a particular issuer with respect to 75% of its total assets. Because a relatively higher percentage of a Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Management of the Funds

Investment Adviser

The investment adviser for the Funds is DoubleLine Capital LP (the “Adviser”), headquartered at 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071. The Adviser has been investment adviser to the Funds since the inception of each of the Funds. The Adviser manages the investment portfolio and business affairs of the Funds under an Investment Advisory and Management Agreement with the Trust.

The Adviser was founded by Jeffrey E. Gundlach in December 2009. Prior to founding the Adviser, Mr. Gundlach was Chief Investment Officer of the TCW Group, Inc. The Adviser is newly formed and its success is highly dependent upon its founders.

Portfolio Managers

The following individual serves as portfolio manager for the DoubleLine Total Return Bond Fund and the DoubleLine Core Fixed Income Fund and is primarily responsible for the day-to-day management of the Funds’ portfolios.

Jeffrey E. Gundlach

Mr. Jeffrey E. Gundlach is the founder and Chief Executive Officer of the Adviser and acts as a portfolio manager for the DoubleLine Total Return Bond Fund and the DoubleLine Core Fixed Income Fund. Mr. Gundlach has been Chief Executive Officer of the Adviser since its inception in December 2009. Mr. Gundlach’s business experience during the last five years prior to founding the Adviser includes holding the following positions at TCW Group, Inc. or its affiliates (“TCW”): Chief Investment Officer, Group Managing Director and President.

The following individual serves as portfolio manager for the DoubleLine Total Return Bond Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Philip A. Barach

Mr. Philip A. Barach is the President of the Adviser and acts as a portfolio manager for the DoubleLine Total Return Bond Fund. Mr. Barach has been

President of the Adviser since its inception in December 2009. During the past five years prior to joining the Adviser, Mr. Barach was Group Managing Director at TCW.

The following individual serves as portfolio manager for the DoubleLine Emerging Markets Fixed Income Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Luz M. Padilla

Ms. Luz M. Padilla is a Managing Director of the Adviser and acts a portfolio manager for the DoubleLine Emerging Markets Fixed Income Fund. Ms. Padilla has been Managing Director of the Adviser since January 2010. During the past five years prior to joining the Adviser, Ms. Padilla was Managing Director at TCW.

Please see the SAI for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Fund(s) they manage.

Advisory Agreement

The Trust and the Adviser have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Trust has employed the Adviser to manage the investment of the assets of each Fund, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Trust’s business affairs, subject to control by the Board of Trustees.

Under the Advisory Agreement, the Funds pay to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)
DoubleLine Total Return Bond Fund	0.40%
DoubleLine Core Fixed Income Fund	0.40%
DoubleLine Emerging Markets Fixed Income Fund	0.75%

With respect to the DoubleLine Total Return Bond Fund and the DoubleLine Core Fixed Income Fund, the Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the lesser of (a) 0.49% for the Class I shares and (b) the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. With respect to the DoubleLine Emerging Markets Fixed Income Fund, the Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, and any other extraordinary expense. These expense limitations may only be terminated commencing one year after the effective date of the registration statement.

The Adviser is permitted to be reimbursed for fee reductions and/or expense reimbursements it made to the Fund in the prior three fiscal years. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement requested by the Adviser is subject to review and approval by the Board of Trustees and will be subject to the Fund’s expense limitations in place when the expenses were waived. The current expense limitations are in place for one year from the effective date of the Fund’s registration statement.

A discussion regarding the basis for the Board of Trustees approval of the Advisory Agreement will be contained in the Funds’ first semi-annual report to shareholders for the six months ended September 30, 2010.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties under the agreement.

Payments by the Adviser

The Adviser pays certain costs of marketing the Funds from its investment management fees and other resources available to it. The Adviser may also share with financial intermediaries certain marketing expenses or pay for the opportunity to distribute the Funds, sponsor informational meetings, seminars, client awareness events, support for marketing materials, business building programs or for recordkeeping and investor services. The Adviser or its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. The Funds may also pay for these types of or other services through sub-transfer agency arrangements. Where the Adviser makes these payments, which may be substantial, such payments are in addition to any of these fees paid by the Funds.

The amount of these payments is determined from time to time by the Adviser and may differ among such financial intermediaries. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a Fund on a list of mutual funds offered as investment options to the financial intermediary’s customers (sometimes referred to as “Shelf Space”); access to the financial intermediary’s registered representatives; and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not, however, change the price an investor pays for shares of a Fund or the amount that the Fund receives to invest on behalf of the investor.

These payments may create potential conflicts of interests between an investor and a financial intermediary who is recommending a particular mutual fund over other mutual funds. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of a Fund and you should contact your financial intermediary for details about any payments it may receive from the Funds or from the Adviser. Payments are typically based on a percentage of assets under management or based on the number of customer accounts or a combination thereof. The Adviser expects that payments to a financial intermediary that is compensated based on its customers’ assets typically will range between 0.05% and 0.10% in a given year of assets invested in the Fund by the financial intermediary’s customers.

Legal Proceedings

On January 7, 2010, Trust Company of the West commenced litigation against the Adviser in the Superior Court of the State of California, County of Los Angeles, Central District (the “Court”), alleging unfair competition. The suit alleges that the Adviser and four employees of the Adviser who are former employees of Trust Company of the West or its affiliates, including Jeffrey Gundlach (such four employees, the “Individuals”), misappropriated Trust Company of the West’s confidential and proprietary information in founding and operating the Adviser and are using such information in competing for assets under management. The lawsuit also includes claims against certain of the Individuals (including Mr. Gundlach), but not the Adviser, for breach of fiduciary duty, misappropriation of trade secrets, breach of confidence, intentional interference with contractual relations and civil conspiracy. The lawsuit seeks, among other things, damages in excess of $200 million and asks that the Court impose a constructive trust on the limited partnership interests of the Adviser in favor of Trust Company of the West.

On February 10, 2010, the Adviser and the Individuals filed with the Court an answer denying all of Trust Company of the West’s claims, and the Individuals (but not the Adviser) filed with the Court a cross-complaint against Trust Company of the West for, among other things, breach of contract in connection with Trust Company of the West’s termination of Mr. Gundlach’s employment and failure to pay amounts due thereunder.

The Adviser has informed the Trust that it believes that it and the Individuals have meritorious defenses to the allegations contained in Trust Company of the West’s lawsuit.

On December 1, 2010, Trust Company of the West initiated litigation against the Trust and certain of the Trustees. The litigation against the Trust and the Trustees contained allegations that were substantially similar to the allegations contained in the litigation against the Adviser and the Individuals. The litigation against the Trust and the Trustees was designated as “related” to and joined with the case against the Adviser and the Individuals in an action in front of the same judge.

The Trust and the Trustees filed motions seeking to have all of the claims against them dismissed. On January 20, 2011, the Court dismissed all of the claims against the Trust and the Trustees, but allowed leave for Trust

Company of the West to file an amended complaint in respect of certain of its claims against the Trust and the Trustees. The Court also issued an order, effective upon the filing of an amended complaint, that stays any further proceedings against the Trust and the Trustees until the case against the Adviser and the Individuals has been resolved.

On February 9, 2011, Trust Company of the West filed amended claims against the Trust and a number of John Doe defendants in the Court, but did not reassert any claims against the Trustees. The amended claims contain allegations that are substantially similar to those made in the original litigation against the Trust, and include among other things claims that the Trust aided and abetted, and conspired with, the Adviser and the Individuals to misappropriate Trust Company of the West’s trade secrets. In the complaint related to the amended claims, Trust Company of the West seeks a variety of remedies against the Trust, including compensatory damages for lost profits; disgorgement of certain management fees and any carried interest obtained or retained by the Trust; punitive damages; and certain injunctive relief. There can be no assurance as to the outcome of any litigation. The remedies sought by Trust Company of the West in its litigation against the Trust, if granted, could have a material adverse effect on shareholder returns for the Funds.

The litigation should not impact the expenses of the Funds, as the Adviser has agreed to bear all legal fees and other related expenses of the Trust and the Trustees in connection with defending against the claim.

Trust Company of the West raised a fund under the U.S. Treasury’s Legacy Securities Public Private Investment Program (the “PPIP”) in the fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund. The Adviser has advised the Trust that employees and former employees of the Adviser have been interviewed by representatives of the Special Inspector General of the Troubled Asset Relief Program, and by the office of the United States Attorney for the Southern District of New York, in connection with the PPIP and in connection with the same allegations of misappropriation of proprietary information made by Trust Company of the West in its litigation against the Adviser. The Adviser understands that the inquiry stems at least in part from a federal grand jury inquiry. The Adviser has informed the Trust that it has cooperated with the inquiry and has voluntarily produced documents. The Trust and the Funds are not involved in any of these inquiries.

Litigation and investigation and defense of any governmental inquiry or investigation can be expensive and time consuming, and their results can be unpredictable. There can be no assurances as to the outcome of these matters. The litigation and any governmental inquiry or investigation could consume a material amount of the Adviser’s resources thereby potentially impairing the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds. In the event of an adverse outcome or if expenses of the litigation and related matters are greater than anticipated, the Adviser’s ability to manage the Funds may be materially impaired, and shareholders, or the viability of the Funds, could be adversely affected.

How to Buy Class I Shares

General Information

Each Fund offers more than one class of shares. Shares of each class of a Fund represent an equal pro rata interest in that Fund and both classes generally have the same voting dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value. Class I shares may be purchased directly from each Fund by contacting the Fund’s transfer agent, and may also be purchased from financial intermediaries that make shares of the Funds available to their customers. The other share class of each Fund is offered in a separate prospectus. Please call the Funds’ transfer agent at 877-DLine11 (877-354-6311) to obtain more information concerning a Fund’s other share class, including the prospectus for this other share class.

You pay no sales charges to invest in a Fund. Your price for a Fund’s shares is the Fund’s net asset value (“NAV”) per share. Your order to purchase shares will be priced at the next NAV calculated after your order is accepted by the Fund. The Fund may at its discretion reject any purchase order for Fund shares.

Orders received by the Fund’s transfer agent from financial intermediaries after the NAV for the day is determined will receive that same day’s NAV if the orders were received by the financial intermediary from its customers prior to 4:00 p.m. Eastern time (or the time trading closes on the New York Stock Exchange (“NYSE”), whichever is earlier). Your financial intermediary is responsible for transmitting such orders promptly.

Calculation of NAV

The NAV of each class of a Fund is calculated as of the close of trading on the NYSE (usually 4:00 p.m. Eastern time) every day the exchange is open. It is determined by adding the value of a Fund’s securities, cash and other assets attributable to that class, subtracting all of the Fund’s expenses and liabilities attributable to that class, and then dividing by the total number of shares outstanding for that class of the Fund (assets-liabilities/# of shares = NAV). A Fund’s investments for which market quotations are readily available are valued based on market value. Market value for domestic and foreign fixed income securities are normally valued on the basis of valuations provided by independent pricing services. Valuations obtained from independent pricing services use information provided by broker-dealers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. If this valuation is not available, a Fund will obtain a broker quote from an external data vendor or directly from broker-dealers. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, however, securities with a demand feature exercisable within seven days are generally valued at par. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the reported net asset values of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may change significantly on a day that the NYSE is closed without an investor being able to purchase, redeem or exchange shares.

If market or broker-dealer quotations are unavailable or deemed unreliable for a security or if a security’s value would be materially affected by events occurring after the close of a securities market or after quotations are obtained but before a Fund values its portfolio, a Fund may, in accordance with procedures adopted by the Board of Trustees, attempt to assign a value to the security that better reflects the security’s fair value. This value may be higher or lower than the corresponding market price or quotation for such security and, because this process necessarily depends upon judgment, this value may also vary from valuations determined by other funds using their own fair valuation procedures. While the Funds’ use of fair value pricing is intended to result in calculation of an NAV that more fairly reflects security values as of the time of pricing, the Funds cannot guarantee that any fair value price will, in fact, accurately reflect the value of any security such that such security could be sold for the fair value amount.

For the DoubleLine Core Fixed Income Fund and the DoubleLine Emerging Markets Fixed Income Fund, the values of the Funds’ investments in foreign securities may be determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed each day and the close of the NYSE.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires that investment companies such as the Trust obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Trust’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted (though an APO or FPO box number can be used by active duty military personnel). The transfer agent also may ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity.

The Funds are required by law to reject your new account application if you do not provide the required identifying information. The relevant Fund will attempt to collect any missing information required on the application by contacting you, or if applicable, your broker. If a Fund is unable to obtain this information within a timeframe established by the transfer agent in its sole discretion (for example, 72 hours), which may change from time to time, your application will be rejected. With respect to opened accounts, the Funds reserve the right to close your account at the then-current day’s NAV and remit proceeds to you via check if it is unable to verify your identity. The Funds will attempt to verify your identity within a timeframe established at its sole discretion (for example, 96 hours), which may change from time to time. If you are purchasing shares of the Funds through a financial intermediary, check with the financial intermediary for details concerning these requirements.

Minimum Investments for Class I Shares

The minimum investment requirement for initial and subsequent investment in Class I shares are as follows:

Type of Account	Minimum Initial Investment	Subsequent Investments
Regular	$100,000	$500
Individual Retirement Account	$5,000	$250

The minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. Certain intermediaries also may have investment minimums, which may differ from the Funds’ minimums, and may be waived at the intermediaries’ discretion. The Trust reserves the right to change the minimum investment amounts without prior notice.

If your non-retirement account in a Fund falls below the minimum investment necessary to open the particular type of account as a result of redemptions and or exchanges for six months or more, the Trust may close your account and send you the proceeds upon 60 days written notice.

New Account Form

If you are making your initial investment in a Fund and need a New Account Form or need help completing the New Account Form, please contact the transfer agent at 877-DLine11 (877-354-6311).

Purchase by Mail

You may purchase shares by sending a check made payable to “DoubleLine Funds”, together with a completed New Account Form in the case of an initial investment, to:

Via Regular Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

Subsequent investments should be accompanied by the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.

You also may purchase additional shares of the Fund by calling 877-DLine11 (877-354-6311). If you elected this option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making this purchase. If your order is received prior to 4:00 p.m. Eastern time, your shares will be purchased at the NAV calculated on the day your order is placed.

All investments must be in U.S. dollars drawn on domestic banks. The Funds will not accept cash, money orders, checks drawn on banks outside the U.S., travelers checks, bank checks, drafts, cashiers’ checks in amounts less than $10,000 or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept post-dated checks, post-dated on-line checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs. You also will be charged $25 for every check returned unpaid.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the transfer agent of the Fund.

The Funds also reserve the right to close the account within 5 business days if clarifying information or documentation is not received. Additionally, shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchase by Wire

If you are making your first investment in the Funds, before you wire funds, the transfer agent must have a completed account application. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.

U.S. Bank, N.A.

777 E. Wisconsin Street

Milwaukee, WI 53202

ABA No. 075000022

Credit: U.S. Bancorp Fund Services, LLC Account No. 112-952-137

Further Credit: DoubleLine Funds [Name of Fund]

(Shareholder Account Number, Shareholder Name)

Before sending your fed wire, please call the transfer agent at 877-DLine11 (877-354-6311) to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into a Fund (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP each purchase must be in an amount equal to or greater than the subsequent amount necessary for the applicable account and your financial institution must be a member of the ACH network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at 877-DLine11 (877-354-6311). Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Purchases Through an Authorized Third Party

You may buy a Fund’s shares through certain broker-dealers and financial intermediaries. If purchases of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Trading Limits

Frequent trading activity by Fund shareholders can reduce the Fund’s long-term performance in a variety of ways, including as a result of increased trading and transaction costs, disruption to a Fund’s stated portfolio management strategy, the need to maintain an elevated cash position to meet redemptions (and lost opportunity costs as a result thereof) and forced liquidations. In addition, certain short-term trading activities that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders and result in unwanted taxable capital gains for fund shareholders.

Accordingly, the Board of Trustees has adopted policies and procedures that are designed to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. These policies and procedures include:

•

The reservation by the Trust of the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Trust’s view, is likely to engage in excessive trading.

•

The reservation by the Trust of the right to prohibit any acquisition of a Fund’s share (through either a purchase or exchange from another Fund) in any calendar year in which the acquirer has previously completed four “round trip” transactions in the Fund. For this purpose, a “round trip” transaction consists of the acquisition of shares of a particular Fund (through either a purchase or exchange from another Fund) and the subsequent redemption of shares of that Fund (through either a sale or an exchange into another Fund). These limits on round trip transactions do not, however, limit a shareholder’s right to redeem their shares.

•	Exchanges out of a Fund within a 15 day period from the last purchase or exchange into the same Fund are monitored.

•	Redemptions out of a Fund within a 15 day period following a purchase may result in future purchases into the Fund being barred.

Exceptions to these trading limits must be approved by the Funds’ Chief Compliance Officer and reported to the Board of Trustees on a quarterly basis.

These restrictions do not necessarily apply to asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), and (except to the extent noted in the next paragraph) do not apply to omnibus accounts, i.e., accounts on behalf of multiple, undisclosed investors, maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

While intermediaries, such as brokers, that maintain omnibus accounts, may be required to impose restrictions on the trading activity of accounts traded through those intermediaries, the Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. Moreover, the Trust cannot always identify or reasonably detect excessive trading through omnibus accounts or otherwise facilitated by financial intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

How to Redeem Shares

General Information

You may redeem shares at any time. Your shares will be redeemed at the next NAV calculated after your order is accepted by the Fund’s transfer agent or an authorized financial intermediary.

Before redeeming recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the purchase date or until payment is collected, whichever is earlier. In addition, to the extent permitted under applicable Securities and Exchange Commission (“SEC”) rules, the Fund may delay sending out redemption proceeds for more than seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions).

Redemptions by Mail

You may sell shares by writing a letter that includes

•	your name(s) and signature(s) as they appear on the account form

•	your account number

•	the Fund name

•	the dollar amount you want to redeem

•	how and where to send the proceeds

Mail your letter of instruction to:

Via Regular Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

Your letter of instruction must be accompanied by a signature guarantee or other documentation, if required (see “—Signature Guarantees” below).

Signature Guarantees

Some circumstances require written redemption orders, along with signature guarantees. These include:

•	amounts in excess of $100,000;

•	if a change of address request has been received by the transfer agent within the last 30 days;

•	when redemption proceeds are payable to any person, address or bank account not on record; or

•	if ownership has changed on your account.

The Funds and/or the transfer agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call 877-DLine11 (877-354-6311) to ensure that your signature guarantee will be processed correctly.

Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source.

Redemptions by Telephone

You may redeem shares by telephone request unless you have declined to have this option. Proceeds redeemed by telephone will be mailed or wired only to an investor’s address or bank of record as shown on the records of the transfer agent. Call the transfer agent at 877-DLine11 (877-354-6311) to request your transaction. Telephone redemption requests must be for a minimum of $1,000.

By establishing telephone redemption, you authorize the Fund’s transfer agent to act upon telephone instructions. Before executing an instruction received by telephone, the Fund’s transfer agent will use reasonable procedures to confirm that telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If these identification procedures are not followed, the Fund or their agent could be liable for any loss, liability or cost which results from acting upon telephone redemption instruction of a person believed to be a shareholder. Once a telephone transaction has been placed, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Systematic Withdrawal Plan

As another convenience, you may redeem shares through the systematic withdrawal plan. Call 877-DLine11 (877-354-6311) to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account. In order to participate in the plan, your account balance must be at least $10,000 and there must be a minimum withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent 5 days prior to the effective date.

To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S. 877-DLine11 (877-354-6311)

Outside the U.S.

213-633-8200 (collect)

Redemptions Through an Authorized Third Party

You redeem Class I shares through certain broker-dealers and financial intermediaries. If redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Redemption in Kind

The Trust also reserves the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 45-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund’s assets). If your shares are redeemed in kind you will incur transaction costs upon disposition of the securities received in the distribution.

Exchange Privilege

You can exchange from one Class I share in one Fund to a Class I share in another Fund. Any exchange into the Class I shares are subject to the same minimums as an initial or subsequent investment, as applicable. You can request your exchange in writing or by calling the transfer agent at 877-DLine11 (877-354-6311). Be sure to read the current prospectus for the Fund into which you are exchanging. Any new account established through an exchange will have the same registration as the account from which you are exchanging and will have the same privileges as your original account (as long as they are available). In addition, the Trust reserves the right to change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules.

Conversion of Shares Between Classes

You are permitted to convert shares between Class I shares and Class N shares, provided that your investment meets the minimum initial investment and any other requirements in the other class, and that the shares of the other class are eligible for sale in your state of residence. Information about the Class N shares is available in a separate prospectus that can be obtained by calling the Funds’ transfer agent at 877-DLine11 (877-354-6311). Further information about conversion of shares between classes may be found in the SAI.

Account Statements and Household Mailings

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds in which you are invested. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call 877-DLine11 (877-354-6311) to request individual copies of these documents. You must submit a written request to receive individual copies of a prospectus or report. Once the Fund receives written notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends from the net investment income of each Fund will be declared and paid monthly. The Funds will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments. You may request distributions be paid by check. Any undeliverable checks or check that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined at the date of cancellation.

Distributions of a Fund’s net investment income, (which include, but are not limited to, interest, dividends and net short-term capital gains), if any, are generally taxable to a Fund’s shareholders as ordinary income. To the extent that a Fund’s ordinary income distributions consist of “qualified dividend” income, such income may be subject to tax at the reduced rate of tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by a Fund and the shareholders. Absent further legislation, “qualified dividend” income will be taxed at ordinary rates for taxable years beginning after December 31, 2010.

Distributions of net capital gains (net long-term capital gains less net short-term capital loss) are generally taxable as long-term capital gains regardless of the length of time a shareholder has owned shares of a Fund.

You will be taxed in the same manner whether you receive your distributions (whether of net investment income or capital gains) in cash or reinvest them in additional shares of a Fund.

Shareholders who sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of gain or loss and the applicable rate of tax will depend generally on the amount paid for the shares, the amount received from the sale or redemption, and how long the shares were held by a shareholder. An exchange of shares in one Fund for shares of another Fund will be treated as a taxable sale.

The Fund will be required in certain cases to withhold taxes on distributions paid to a shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Shareholders will be advised annually as to the federal tax status of distributions made by a Fund for the preceding calendar year. Distributions by a Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI. This section is not intended to be a full discussion of tax laws and the effect of such laws on you; furthermore, this discussion is based on the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor regarding your investment in the Fund (including the status of your distributions from the Fund).

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI. Currently, disclosure of the Funds’ portfolio holdings is required by law to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to shareholders and in the quarterly holdings report on Form N-Q. The SAI and Form N-Q are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Financial Highlights

Because the Trust and each of the Funds are new, there is no financial or performance information for the Trust or the Funds included in this Prospectus. You may request this information, when it becomes available, at no charge by calling 877-DLine11 (877-354-6311) or visiting the Fund’s website at www.doublelinefunds.com. Please note that certain financial information about the Fund is included under the caption “Financial Statements” in the SAI.

Glossary

Benchmark — Any basis of measurement, such as an index, that is used by an investment manager as a yardstick to assess the performance of a portfolio. For example, the Barclays Capital U.S. Aggregate Bond Index is a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade government bonds, investment grade corporate bonds, mortgage-backed securities and asset-backed securities that are publicly for sale in the United States with maturities of at least one year.

Distribution and/or Service (12b-1) Fees — Fees assessed to shareholders for shareholder servicing, marketing and distribution expenses for a fund.

Dividends — A distribution of corporate earnings to shareholders.

Duration — A weighted-average term-to-maturity of a bond’s cash flows, the weights being the present value of each projected cash flow as a percentage of the bond’s full price. Duration is often used to measure the potential volatility of a bond’s price; bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with uncertain payment schedules, such as mortgage-backed securities, which can be prepaid, have durations which may vary or lengthen in certain interest rate environments making their market values more volatile than when acquired. Duration calculations may depend upon the Adviser’s anticipation of projected cash flows which may require a degree of subjective judgment.

Emerging Market Country — A country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

Expense Ratio — Expressed as a percentage provides an investor the total cost for fund operating expenses and management fees.

Interest — Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.

Junk Bonds — Junk bonds or high yield bonds are bonds that are unrated or have a credit rating of BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. These bonds typically pay a higher yield to compensate for the greater credit risk.

Maturity — The date at which a debt instrument is due and payable.

Moody’s — Moody’s Investors Services, Inc.

Options — An instrument that provides for an investor to initiate a purchase and/or sell transaction. An owner of a call (put) option has the right to purchase (sell) the underlying security at specified prices, and this right lasts until a specified date.

Principal — Face amount of a debt instrument on which interest is either owed or earned.

Portfolio Turnover — Statistical ratio measuring the amount of transactions within a portfolio over a given time period.

S&P — Standard and Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc.

Total Return — Return on an investment including both appreciation (depreciation) and interest or dividends.

Yield Curve — A visual representation of the term structure of interest rates by plotting the yields of all bonds of the same quality within maturities ranging from the shortest to the longest available. It shows the relationship between bond yields and maturity lengths. A normal or positive yield curve signifies higher interest rates for long-term investment, while a negative or downward curve indicates higher short-term rates.

PRIVACY POLICY

What Does DoubleLine Do With Your Personal Information

Financial companies choose how they share your personal information. This notice provides information about how we collect, share, and protect your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.

All financial companies need to share customers’ personal information to run their everyday businesses. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a DoubleLine affiliated company.

DoubleLine may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you may give us orally;

•	Information about your transactions with us or others;

•	Information you submit to us in correspondence, including emails or other electronic communications; and

•	Information about any bank account you use for transfers between your bank account and any Fund account, including information provided when effecting wire transfers.

DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•

It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

•

DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is authorized by law to do so, such as in the case of a court order, legal investigation, or other properly executed governmental request.

•

In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may share information with an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by calling 877-DLine11 (877-354-6311). If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. Your information is not provided by us to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.

As required by federal law, DoubleLine will notify customers of DoubleLine’s Privacy Policy annually. DoubleLine reserves the right to modify this policy at any time, but in the event that there is a change, DoubleLine will promptly inform its customers of that change.

DoubleLine Funds Trust

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this Prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

TO OBTAIN INFORMATION

The SAI is available, without charge, upon request. To obtain a free copy of the SAI, or if you have questions about the Funds:

By Internet:

Go to www.doublelinefunds.com

By Telephone:

Call 877-DLine11 (877-354-6311) or your financial intermediary.

By Mail:

Write to:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

From the SEC

Reports and other information about the Funds (including the statement of additional information) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. The reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-22378

Return Address:

333 S. Grand Ave., Suite 1800    Los Angeles, CA 90071    1 (877) DLINE11 or 1 (877) 354-6311

fundinfo@doubleline.com    www.doublelinefunds.com

DoubleLine Funds

Prospectus

April 2, 2010, as revised February 15, 2011

DoubleLine Total Return Bond Fund

DoubleLine Core Fixed Income Fund

DoubleLine Emerging Markets Fixed Income Fund

This Prospectus tells you about the Class N shares of three separate investment funds, the DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund, and the DoubleLine Emerging Markets Fixed Income Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a series of the DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”).

Please read this document carefully before investing, and keep it for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund Summary

DoubleLine Total Return Bond Fund

Investment Objective

The Fund’s investment objective is to seek to maximize total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold Class N shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class N
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (including sub-transfer agent accounting or administrative services)[1]	0.12%
Total Annual Fund Operating Expenses	0.77%
Fee Waiver and/or Expense Reimbursement[2]	(0.03%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%

[1]	Based on estimated amounts for the current fiscal year.

[2]

The Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the lesser of (a) 0.74% for the Class N shares and (b) the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, and any other extraordinary expense. These expense limitations may only be terminated commencing one year after the effective date of the registration statement. To the extent that the Adviser waives its investment advisory fee or other fund-wide expenses and/or reimburses the ordinary operating expenses of the Fund and/or other class-specific expenses to satisfy these expense limitations, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitations in place when the expenses were waived.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	$76
3 Years	$243

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. “Bonds” include bonds, debt securities and other fixed income instruments issued by various governmental or private-sector entities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund intends to invest more than 50% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by the Adviser to be of comparable quality.

The Fund may invest in bonds that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. High yield portfolio holdings are allocated broadly among industries and issuers in an attempt to reduce the impact of negative events for an industry or issuer. The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities.

In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio managers determine to take advantage of a better investment opportunity because the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or if they believe it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•

interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. For example, the price of a bond fund with an average duration of eight years would generally be expected to fall approximately 8% if interest rates rose by one percentage point.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	mortgage-backed securities risk:

¡

credit and market risks of mortgage-backed securities: the risk that the mortgage loans or the guarantees underlying the mortgage-backed securities will default or otherwise fail leading to non-payment of interest and principal.

¡

prepayment risk of mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

¡

extension risk of mortgage-backed securities: the risk that in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

¡	inverse floater, interest- and principal-only securities risk: the risk that these securities are extremely sensitive to changes in interest rates and prepayment rates.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds.

•

derivatives risk: the risk that an insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

Please see “Additional Information About Principal Investment Strategies and Principal Risks—Principal Risks” on page 30 of this Prospectus for a more detailed description of the risks of investing in the Fund.

Investment Results

Because this is a new Fund that does not yet have an operating history, a bar chart and table describing the Fund’s annual performance is not yet available. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the Barclays Capital U.S. Aggregate Bond Index. The Fund will provide a brief explanation of how the information illustrates the variability of the Fund’s returns. Once available, updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital LP is the investment adviser to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2010	Chief Executive Officer
Philip A. Barach	Since the Fund’s inception in 2010	President

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 21 of this Prospectus.

Fund Summary

DoubleLine Core Fixed Income Fund

Investment Objective

The Fund’s investment objective is to seek to maximize current income and total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold Class N shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class N
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (including sub-transfer agent accounting or administrative services)[1]	0.14%
Total Annual Fund Operating Expenses	0.79%
Fee Waiver and/or Expense Reimbursement[2]	(0.05%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%

[1]	Based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the lesser of (a) 0.74% for the Class N shares and (b) the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, and any other extraordinary expense. These expense limitations may only be terminated commencing one year after the effective date of the registration statement. To the extent that the Adviser waives its investment advisory fee or other fund-wide expenses and/or reimburses the ordinary operating expenses of the Fund and/or other class-specific expenses to satisfy these expense limitations, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitations in place when the expenses were waived.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	$76
3 Years	$247

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These “fixed income instruments” include but are not limited to securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations (including foreign hybrid securities); mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments; and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Fund may invest in fixed income instruments that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. High yield portfolio holdings are allocated broadly by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

The Fund may invest up to 5% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. The Fund may invest a portion of its net assets in inverse floaters and interest-only and principal-only securities and a portion of its net assets in fixed income instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in Emerging Markets Countries. An Emerging Market Country is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

In managing the Fund’s investments, under normal market conditions, the portfolio manager uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; and

•	fluctuations in the overall level of interest rates.

The portfolio manager also utilizes active asset allocation in managing the Fund’s investments and monitors the duration of the Fund’s portfolio securities to seek to mitigate the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio manager determines to take advantage of a better investment opportunity because the portfolio manager believes the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or the individual security has reached the portfolio manager’s sell target.

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•

interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. For example, the price of a fixed income fund with an average duration of eight years would generally be expected to fall approximately 8% if interest rates rose by one percentage point.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	mortgage-backed securities risk:

¡

credit and market risks of mortgage-backed securities: the risk that the mortgage loans or the guarantees underlying the mortgage-backed securities will default or otherwise fail leading to non-payment of interest and principal.

¡

prepayment risk of mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

¡

extension risk of mortgage-backed securities: the risk that in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

¡	inverse floater, interest- and principal-only securities risk: the risk that these securities are extremely sensitive to changes in interest rates and prepayment rates.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies, and the economic and political climates where investments are made.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of Emerging Market Countries as compared to developed countries.

•

derivatives risk: the risk that an insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

Please see “Additional Information About Principal Investment Strategies and Principal Risks—Principal Risks” on page 30 of this Prospectus for a more detailed description of the risks of investing in the Fund.

Investment Results

Because this is a new Fund that does not yet have an operating history, a bar chart and table describing the Fund’s annual performance is not yet available. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the Barclays Capital U.S. Aggregate Bond Index. The Fund will provide a brief explanation of how the information illustrates the variability of the Fund’s returns. Once available, updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital LP is the investment adviser to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Jeffrey E. Gundlach	Since the Fund’s inception in 2010	Chief Executive Officer

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 21 of this Prospectus.

Fund Summary

DoubleLine Emerging Markets Fixed Income Fund

Investment Objective

The Fund’s investment objective is to seek high total return from current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold Class N shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class N
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (including sub-transfer agent accounting or administrative services)[1]	0.28%
Total Annual Fund Operating Expenses	1.28%
Fee Waiver and/or Expense Reimbursement[2]	(0.08%	)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%

[1]	Based on estimated amounts for the current fiscal year.

[2]

The Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, and any other extraordinary expense. These expense limitations may only be terminated commencing one year after the effective date of the registration statement. To the extent that the Adviser waives its investment advisory fee or other fund-wide expenses and/or reimburses the ordinary operating expenses of the Fund and/or other class specific expenses to satisfy these expense limitations, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitations in place when the expenses were waived.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	$122
3 Years	$398

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These “fixed income instruments” include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in Emerging Market Countries and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will generally invest in at least four Emerging Market Countries.

An Emerging Market Country is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

The Fund may invest in hybrid securities relating to Emerging Market Countries. The Fund may invest, without limitation, in fixed income instruments consisting of securities that at the time of investment are unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”.

The Fund may invest up to 20% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the Fund may invest in defaulted sovereign investments where the portfolio manager believes the expected debt sustainability of the country exceeds current market valuations. The Fund may invest in derivatives, such as options, swaps (including credit default swaps), futures, structured investments, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility. The Fund is a nondiversified fund under the Investment Company Act of 1940, as amended (“1940 Act”) and is not subject to the general limitation that it not invest more than 5% of its total assets in a particular issuer with respect to 75% of its total assets.

In allocating investments among various Emerging Market Countries, the portfolio manager attempts to analyze internal political, market and economic factors. These factors include:

•	public finances;

•	monetary policy;

•	external accounts;

•	financial markets;

•	foreign investment regulations;

•	stability of exchange rate policy; and

•	labor conditions.

In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio manager perceives deterioration in the credit fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached the portfolio manager’s sell target.

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of Emerging Market Countries as compared to developed countries.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies, and the economic and political climates where investments are made.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

derivatives risk: the risk that an insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•

interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. For example, the price of a fixed income fund with an average duration of eight years would generally be expected to fall approximately 8% if interest rates rose by one percentage point.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

Please see “Additional Information About Principal Investment Strategies and Principal Risks—Principal Risks” on page 30 of this Prospectus for a more detailed description of the risks of investing in the Fund.

Investment Results

Because this is a new Fund that does not yet have an operating history, a bar chart and table describing the Fund’s annual performance is not yet available. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the JP Morgan EMBI Global Diversified Index. The Fund will provide a brief explanation of how the information illustrates the variability of the Fund’s returns. Once available, updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Investment Adviser

DoubleLine Capital LP is the investment adviser to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Luz M. Padilla	Since the Fund’s inception in 2010	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 21 of this Prospectus.

Summary of Other Important Information Regarding Fund Shares

Purchase and Sale of Class N Shares

You may purchase or redeem Class N shares on any business day by written request via mail (DoubleLine Funds Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 877-DLine11 (877-354-6311), or through dealers, brokers, or other service providers (“financial intermediaries”). Purchases and redemptions by telephone are only permitted if you previously submitted appropriate authorization. The minimum initial and subsequent investment amounts for different types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Purchase Minimums for Class N Shares

Type of Account	Minimum Initial Investment	Subsequent Investments
Regular	$2,000	$500
Individual Retirement Account	$500	$250

The minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. Certain intermediaries also may have investment minimums, which may differ from the Funds’ minimums, and may be waived at the intermediaries’ discretion. The Trust reserves the right to change the minimum investment amounts without prior notice.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (except with respect to Excess Inclusion Income received by such tax-deferred arrangements as discussed in “Distributions and Taxes” in the Statement of Additional Information (“SAI”)). Such tax-deferred arrangements may be taxed later upon withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Class N shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser and the Fund’s distributor or any of their affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your individual salesperson or visit your financial intermediary’s website for more information.

Additional Information About Principal Investment Strategies and Principal Risks

Principal Investment Strategies

DoubleLine Total Return Bond Fund

Under normal circumstances, the DoubleLine Total Return Bond Fund (for purposes of this section, the “Fund”) intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. “Bonds” include bonds, debt securities and other fixed income instruments issued by various governmental or private-sector entities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Generally, bonds consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an “IOU” rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

The Fund intends to invest more than 50% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations (a “Federal Agency”), or in privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by the Adviser to be of comparable quality. Generally, mortgage-backed securities consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters.

The Fund may invest in bonds that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds rated below investment grade, or unrated securities that are determined by the

Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Fund intends to allocate its high yield portfolio holdings broadly among industries and issuers in an attempt to reduce the impact of negative events for an industry or issuer.

High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals.

Investment in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. Inverse floaters are a type of mortgage-backed security with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the 11th District Cost of Funds Index. Holders of interest-only securities receive only the interest on the underlying mortgage assets but none of the principal, while holders of principal-only securities receive all of the principal but none of the interest on the underlying mortgage assets.

In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio managers determine to take advantage of a better investment opportunity because the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or if they believe it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

DoubleLine Core Fixed Income Fund

Under normal circumstances, the DoubleLine Core Fixed Income Fund (for purposes of this section, the “Fund”) intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These “fixed income instruments” include but are not limited to securities issued or guaranteed by the United States Government or a Federal Agency; corporate obligations (including foreign hybrid securities); mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments; and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Generally, fixed income instruments consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an “IOU” rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

Generally, mortgage-backed securities consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Various types of assets, primarily automobile and credit cards receivables, are securitized in pass-through structures similar to mortgage pass-through structures.

The Fund may invest in fixed income instruments that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Fund intends to allocate its high yield portfolio holdings broadly among industries and issuers in an attempt to reduce the impact of negative events for an industry or issuer.

High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals.

Investment in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.

The Fund may invest up to 5% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. Inverse floaters are a type of mortgage-backed security with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the 11th District Cost of Funds Index. Holders of interest-only securities receive only the interest on the underlying mortgage assets but none of the principal, while holders of principal-only securities receive all of the principal but none of the interest on the underlying mortgage assets.

The Fund may invest a portion of its net assets in fixed income instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in Emerging Markets Countries. An Emerging Market Country is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

A third party or the Adviser may create a hybrid security by combining an income-producing debt security and the right to receive payment based on the change in the price of an equity security. The “market value” of a hybrid security is the sum of the values of its income-producing component and its equity component.

In managing the Fund’s investments, under normal market conditions, the portfolio manager uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; and

•	fluctuations in the overall level of interest rates.

The portfolio manager also utilizes active asset allocation in managing the Fund’s investments and monitor the duration of the Fund’s portfolio securities to seek to mitigate the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio manager determines to take advantage of a better investment opportunity because the portfolio manager believes the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or the individual security has reached the portfolio manager’s sell target.

DoubleLine Emerging Markets Fixed Income Fund

Under normal circumstances, the DoubleLine Emerging Markets Fixed Income Fund (for purposes of this section, the “Fund”) intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These “fixed income instruments” include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in Emerging Market Countries and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Generally, fixed income instruments consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an “IOU” rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

An Emerging Market Country is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

The Fund will generally invest in at least four Emerging Market Countries. In allocating investments among various Emerging Market Countries, the portfolio manager attempts to analyze internal political, market and economic factors. These factors include:

•	public finances;

•	monetary policy;

•	external accounts;

•	financial markets;

•	foreign investment regulations;

•	stability of exchange rate policy; and

•	labor conditions.

The Fund may invest in hybrid securities relating to Emerging Market Countries. A third party or the Adviser may create a hybrid security by combining an income-producing debt security and the right to receive payment based on the change in the price of an equity security. The “market value” of a hybrid security is the sum of the values of its income-producing component and its equity component.

The Fund may invest, without limitation, in fixed income instruments consisting of securities that at the time of investment are unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals.

The Fund may invest up to 20% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the Fund may invest in defaulted sovereign investments where the portfolio manager believes the expected debt sustainability of the country exceeds current market valuations. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest in derivatives, such as options, swaps (including credit default swaps), futures, structured investments, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation.

The Fund is a nondiversified fund under the 1940 Act and is not subject to the general limitation that it not invest more than 5% of its total assets in a particular issuer with respect to 75% of its total assets.

In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund’s portfolio manager perceives deterioration in the credit fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached the portfolio manager’s sell target.

Principal Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you — and the more you can lose. Since the Funds will hold securities with fluctuating market prices, the value of each Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up. You can lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Each Fund is affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Adviser makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others.

Risks Associated with All Funds

Debt Securities Risks

Each of the Funds invests primarily in debt securities. Debt securities are subject to various risks. Debt securities are subject to two primary (but not exclusive) types of risk: credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument.

Credit risk: refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by ratings agencies may be subject to downgrade. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.

Interest rate risk: refers to the change in value of debt instruments associated with increases in interest rates. Interest rate changes may affect the value of a debt security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the value of fixed rate securities and falling interest rates will have a positive effect on value. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to increases in interest rates than a fund with a shorter average portfolio duration. For example, the price of a bond fund with an average duration of eight years would generally be expected to fall approximately 8% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are extremely sensitive to interest rate changes. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Price Volatility Risk

The value of a Fund’s investment portfolio will change as the prices of its investments go up or down. Different parts of the market and different types of debt securities can react differently to developments. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region or market as a whole. Prices of most securities tend to be more volatile in the short-term. Therefore, if you trade frequently or redeem in the short-term, you are more likely to incur a loss than an investor who holds investments for the longer-term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.

Liquidity Risk

Liquidity risk is the risk that a Fund may invest in securities that trade in lower volumes and may be less liquid than other investments or that it may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold, a Fund may have to sell at a lower price or may not be able to sell the security at all each of which would have a negative affect on the Fund’s performance.

Market Risk

Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Instability in the financial markets of 2008 and 2009 has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the securities in which a Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Junk Bond Risk

The Funds may invest in fixed income instruments that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. These bonds are speculative in nature. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value certain portfolio securities.

Derivatives Risk

Some of the instruments in which Funds may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments. The market value of derivative instruments and securities sometimes is more volatile than that of other instruments and each type of derivative instrument may have its own special risks.

Some over-the-counter derivatives instruments may expose the Fund to the credit risk of its counterparty. In the event the counterparty to such a derivative instrument becomes insolvent, the Fund will lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. In addition, when used for hedging purposes, no assurance can be given that each derivative position will achieve a close correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the Adviser. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Certain derivatives may create a risk of loss greater than the amount invested.

Litigation and Investigation Risk

Trust Company of the West has commenced litigation against the Trust, the Adviser, and four employees of the Adviser. The four employees (including Jeffrey Gundlach) are former employees of Trust Company of the West or its affiliates. The suit against the Adviser and the defendant employees alleges, among other things, misappropriation of confidential and proprietary information. The lawsuit against the Adviser and defendant employees seeks, among other things, damages in excess of $200 million and a constructive trust on the limited partnership interests of the Adviser in favor of Trust Company of the West. The lawsuit against the Trust contains allegations that are substantially similar to the allegations in the litigation against the Adviser and the employees and include, among other things, claims that the Trust aided and abetted, and conspired with, the Adviser and the employees to misappropriate Trust Company of the West trade secrets. Trust Company of the West seeks a variety of remedies against the Trust, including compensatory damages for lost profits; disgorgement of certain management fees and any carried interest obtained or retained by the Trust; punitive damages; and certain injunctive relief. There can be no assurances as to the outcome of any litigation. The remedies sought by Trust Company of the West in its litigation against the Trust, if granted, could have a material adverse effect on shareholder returns for the Funds.

Trust Company of the West raised a fund under the U.S. Treasury’s Legacy Securities Public Private Investment Program (the “PPIP”) in the fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund. The Adviser has advised the Trust that employees and former employees of the Adviser have been interviewed by representatives of the Special Inspector General of the Troubled Asset Relief Program, and by the office of the United States Attorney for the Southern District of New York, in connection with the PPIP and in connection with the same allegations of misappropriation of proprietary information made by Trust Company of the West in its litigation against the Adviser. The Adviser understands that the inquiry stems at least in part from a federal grand jury inquiry. The Adviser has informed the Trust that it has cooperated with the inquiry and has voluntarily produced documents. The Trust and the Funds are not involved in any of these inquiries.

Litigation and investigation and defense of any governmental inquiry or investigation can be expensive and time consuming, and their results can be unpredictable. There can be no assurances as to the outcome of these matters. The litigation and any governmental inquiry or investigation could consume a material amount of the Adviser’s resources thereby potentially impairing the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds. In the event of an adverse outcome or if expenses of the litigation and related matters are greater than anticipated, the Adviser’s ability to manage the Funds may be materially impaired, and shareholders, or the viability of the Funds, could be adversely affected.

For additional information, please see “Legal Proceedings” at page 48 of this Prospectus.

Reliance on the Adviser

Each Fund’s ability to achieve its investment objective is dependent upon the Adviser’s ability to identify profitable investment opportunities for the Fund. The Adviser is newly formed and has not previously managed a mutual fund or other client accounts. However, the portfolio managers of the Funds have considerable experience in managing portfolios with investment objectives, policies and strategies that are substantially similar in all material respects, and intend to use the same analytical methods to identify potential investments for the Funds. The past experience of the portfolio managers does not guarantee future results for the Adviser.

Financial Services Risk

The financial services industry is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services industry depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. The financial services industry is exposed to risks that may impact the value of investments in the industry more severely than investments outside the industry. Businesses in the financial services industry often operate with substantial financial leverage.

Securities Selection Risk

The specific securities held in a Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

Portfolio Management Risk

Portfolio management risk is the risk that an investment strategy may fail to produce the intended results. There can be no assurance that a Fund will achieve its investment objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.

Risks Associated with the DoubleLine Total Return Bond Fund and the DoubleLine Core Fixed Income Fund

Mortgage-Backed Securities Risks

Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. The DoubleLine Total

Return Bond Fund and the DoubleLine Core Fixed Income Fund invest in mortgage-backed securities and are subject to the following risks:

Credit and Market Risks of Mortgage-Backed Securities. Investments by a Fund in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to a Fund as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless.

Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have more moderate changes in price when interest rates rise or fall, but their current yield will be affected. The Funds may also purchase securities that are not guaranteed. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgage carries, the default and delinquency rate of the mortgage pool, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization or undercollateralization of a mortgage pool.

Ongoing developments in the residential mortgage market may have additional consequences to mortgage-backed securities. Delinquencies and losses generally have been increasing with respect to securitizations involving residential mortgage loans and may continue to increase as a result of the weakening housing market and the seasoning of securitized pools of mortgage loans. Many so-called “sub-prime” mortgage pools are currently distressed and may be trading at significant discounts to their face value.

Additionally, mortgage lenders recently have adjusted their loan programs and underwriting standards, which has reduced the availability of mortgage credit to prospective mortgagors. This has resulted in reduced availability of financing alternatives for mortgagors seeking to refinance their mortgage loans. The reduced availability of refinancing options for mortgagors has resulted in higher rates of delinquencies, defaults and losses on mortgage loans, particularly in the case of, but not limited to, mortgagors with adjustable rate mortgage loans or interest-only mortgage loans that experience significant increases in their monthly payments following the adjustment date or the end of the interest-only period (see “Adjustable Rate Mortgages” below for further discussion of adjustable rate mortgage risks). These events, alone or in combination with each other and with deteriorating economic conditions in the general economy, may continue to contribute to higher delinquency and default rates on mortgage loans. The tighter underwriting guidelines for residential mortgage loans, together with lower levels of home sales and reduced refinance activity, also may have contributed to a reduction in the prepayment rate for mortgage loans generally and this may continue.

The United States government conservatorship of Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Corporation (“Fannie Mae”) in September 2008 may adversely affect the real estate market and the value of real estate assets generally. It is unclear at this time what the ultimate impact will be.

The Federal Housing Finance Agent (“FHFA”), as conservator or receiver of Fannie Mae and Freddie Mac, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. In the event the guaranty obligations of Fannie Mae or Freddie Mac are repudiated, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and historically have paid them off sooner. When a prepayment happens, a portion of the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. This is known as prepayment risk. Mortgage-backed securities are also subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Liquidity Risk of Mortgage-Backed Securities. The liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may encounter difficulty in disposing of such investments. Because mortgage- backed securities may be less liquid than other securities, a Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-

through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, 2007, 2008 and 2009, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Adjustable Rate Mortgages. Adjustable Rate Mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

In addition, certain ARMs may provide for an initial fixed, below-market or “teaser” interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the “teaser” rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities.

Asset-Backed Securities Risks

Asset-backed securities are bonds or notes backed by loan paper or accounts receivable originated by banks, credit card companies or other providers of credit. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to a Fund.

Risks Associated with the DoubleLine Core Fixed Income Fund and the DoubleLine Emerging Markets Fixed Income Fund

Foreign Investing Risk

Investments in foreign securities may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and listed companies than does the U.S. and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Political or social instability, civil unrest and acts of terrorism are other potential risks that could impact an investment in a foreign security. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S. which could affect the liquidity of a Fund’s portfolio.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a Fund may hold various foreign currencies from time to time, the value of a Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates.

Emerging Market Country Risk

The DoubleLine Core Fixed Income Fund and the DoubleLine Emerging Markets Fixed Income Fund intend to invest in emerging market countries. Investing in Emerging Market Countries involves substantial risk due to limited information; higher brokerage costs; different accounting standards; thinner trading markets as compared to those in developed countries; currency blockages or transfer restrictions; and expropriation, nationalization or other adverse political economic developments.

Political and economic structures in many emerging markets countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of developed countries. Some of these countries have in the past failed to recognize private property rights and have nationalized or expropriated the assets of private companies.

The securities markets of Emerging Market Countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. and other developed nations. The limited size of many securities markets in Emerging Market Countries and limited trading volume in issuers compared to the volume in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. In addition, Emerging Market Countries’ exchanges and broker-dealers are generally subject to less regulation than their counterparts in developed countries. Brokerage commissions and dealer mark-ups, custodial expenses and other transaction costs are generally higher in Emerging Market Countries than in developed countries. As a result, funds that invest in Emerging Market Countries have operating expenses that are higher than funds investing in other securities markets.

Some Emerging Market Countries have a greater degree of economic, political and social instability than the U.S. and other developed countries. Such social, political and economic instability could disrupt the financial markets in which the DoubleLine Emerging Markets Fixed Income Fund invests and adversely affect the value of its investment portfolio.

Currencies of Emerging Market Countries have sometimes experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. A devaluation of the currency in which investment portfolio securities are denominated will negatively impact the value of those securities. Emerging Market Countries have and may in the future impose foreign currency controls and repatriation controls.

Defaulted Securities Risk

The DoubleLine Core Fixed Income Fund and DoubleLine Emerging Markets Fixed Income Fund may invest in securities in default. Defaulted securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in Emerging Markets Countries are different than those in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Risk Associated with the DoubleLine Emerging Markets Fixed Income Fund

Non-Diversification Risk

The DoubleLine Emerging Markets Fixed Income Fund is organized as a nondiversified fund under the 1940 Act and is not subject to the general limitation that it not invest more than 5% of its total assets in a particular issuer with respect to 75% of its total assets. Because a relatively higher percentage of a Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Management of the Funds

Investment Adviser

The investment adviser for the Funds is DoubleLine Capital LP (the “Adviser”), headquartered at 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071. The Adviser has been investment adviser to the Funds since the inception of each of the Funds. The Adviser manages the investment portfolio and business affairs of the Funds under an Investment Advisory and Management Agreement with the Trust.

The Adviser was founded by Jeffrey E. Gundlach in December 2009. Prior to founding the Adviser, Mr. Gundlach was Chief Investment Officer of the TCW Group, Inc. The Adviser is newly formed and its success is highly dependent upon its founders.

Portfolio Managers

The following individual serves as portfolio manager for the DoubleLine Total Return Bond Fund and the DoubleLine Core Fixed Income Fund and is primarily responsible for the day-to-day management of the Funds’ portfolios.

Jeffrey E. Gundlach

Mr. Jeffrey E. Gundlach is the founder and Chief Executive Officer of the Adviser and acts as a portfolio manager for the DoubleLine Total Return Bond Fund and the DoubleLine Core Fixed Income Fund. Mr. Gundlach has been Chief Executive Officer of the Adviser since its inception in December 2009. Mr. Gundlach’s business experience during the last five years prior to founding the Adviser includes holding the following positions at TCW Group, Inc. or its affiliates (“TCW”): Chief Investment Officer, Group Managing Director and President.

The following individual serves as portfolio manager for the DoubleLine Total Return Bond Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Philip A. Barach

Mr. Philip A. Barach is the President of the Adviser and acts as a portfolio manager for the DoubleLine Total Return Bond Fund. Mr. Barach has been

President of the Adviser since its inception in December 2009. During the past five years prior to joining the Adviser, Mr. Barach was Group Managing Director at TCW.

The following individual serves as portfolio manager for the DoubleLine Emerging Markets Fixed Income Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Luz M. Padilla

Ms. Luz M. Padilla is a Managing Director of the Adviser and acts a portfolio manager for the DoubleLine Emerging Markets Fixed Income Fund. Ms. Padilla has been Managing Director of the Adviser since January 2010. During the past five years prior to joining the Adviser, Ms. Padilla was Managing Director at TCW.

Please see the SAI for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Fund(s) they manage.

Advisory Agreement

The Trust and the Adviser have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Trust has employed the Adviser to manage the investment of the assets of each Fund, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Trust’s business affairs, subject to control by the Board of Trustees.

Under the Advisory Agreement, the Funds pay to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)
DoubleLine Total Return Bond Fund	0.40%
DoubleLine Core Fixed Income Fund	0.40%
DoubleLine Emerging Markets Fixed Income Fund	0.75%

With respect to the DoubleLine Total Return Bond Fund and the DoubleLine Core Fixed Income Fund, the Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the lesser of (a) 0.74% for the Class N shares and (b) the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. With respect to the DoubleLine Emerging Markets Fixed Income Fund, the Adviser has contractually agreed to waive its investment advisory fee or other fund-wide expenses or to reimburse the ordinary operating expenses of the Fund and/or other class-specific expenses to the extent necessary to limit the ordinary class-specific operating expenses to an amount not to exceed the trailing twelve-month expense ratio average for comparable funds reasonably selected by the Adviser or its delegate at the beginning of the Fund’s fiscal year, as calculated by Lipper Inc. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, and any other extraordinary expense. These expense limitations may only be terminated commencing one year after the effective date of the registration statement.

The Adviser is permitted to be reimbursed for fee reductions and/or expense reimbursements it made to the Fund in the prior three fiscal years. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement requested by the Adviser is subject to review and approval by the Board of Trustees and will be subject to the Fund’s expense limitations in place when the expenses were waived. The current expense limitations are in place for one year from the effective date of the Fund’s registration statement.

A discussion regarding the basis for the Board of Trustees approval of the Advisory Agreement will be contained in the Funds’ first semi-annual report to shareholders for the six months ended September 30, 2010.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties under the agreement.

Payments by the Adviser

The Adviser pays certain costs of marketing the Funds from its investment management fees and other resources available to it. The Adviser may also share with financial intermediaries certain marketing expenses or pay for the opportunity to distribute the Funds, sponsor informational meetings, seminars, client awareness events, support for marketing materials, business building programs or for recordkeeping and investor services. The Adviser or its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. The Funds may also pay for these types of or other services through sub-transfer agency arrangements. Where the Adviser makes these payments, which may be substantial, such payments are in addition to any of these fees paid by the Funds.

The amount of these payments is determined from time to time by the Adviser and may differ among such financial intermediaries. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a Fund on a list of mutual funds offered as investment options to the financial intermediary’s customers (sometimes referred to as “Shelf Space”); access to the financial intermediary’s registered representatives; and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not, however, change the price an investor pays for shares of a Fund or the amount that the Fund receives to invest on behalf of the investor.

These payments may create potential conflicts of interests between an investor and a financial intermediary who is recommending a particular mutual fund over other mutual funds. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of a Fund and you should contact your financial intermediary for details about any payments it may receive from the Funds or from the Adviser. Payments are typically based on a percentage of assets under management or based on the number of customer accounts or a combination thereof. The Adviser expects that payments to a financial intermediary that is compensated based on its customers’ assets typically will range between 0.05% and 0.10% in a given year of assets invested in the Fund by the financial intermediary’s customers.

Legal Proceedings

On January 7, 2010, Trust Company of the West commenced litigation against the Adviser in the Superior Court of the State of California, County of Los Angeles, Central District (the “Court”), alleging unfair competition. The suit alleges that the Adviser and four employees of the Adviser who are former employees of Trust Company of the West or its affiliates, including Jeffrey Gundlach (such four employees, the “Individuals”), misappropriated Trust Company of the West’s confidential and proprietary information in founding and operating the Adviser and are using such information in competing for assets under management. The lawsuit also includes claims against certain of the Individuals (including Mr. Gundlach), but not the Adviser, for breach of fiduciary duty, misappropriation of trade secrets, breach of confidence, intentional interference with contractual relations and civil conspiracy. The lawsuit seeks, among other things, damages in excess of $200 million and asks that the Court impose a constructive trust on the limited partnership interests of the Adviser in favor of Trust Company of the West.

On February 10, 2010, the Adviser and the Individuals filed with the Court an answer denying all of Trust Company of the West’s claims, and the Individuals (but not the Adviser) filed with the Court a cross-complaint against Trust Company of the West for, among other things, breach of contract in connection with Trust Company of the West’s termination of Mr. Gundlach’s employment and failure to pay amounts due thereunder.

The Adviser has informed the Trust that it believes that it and the Individuals have meritorious defenses to the allegations contained in Trust Company of the West’s lawsuit.

On December 1, 2010, Trust Company of the West initiated litigation against the Trust and certain of the Trustees. The litigation against the Trust and the Trustees contained allegations that were substantially similar to the allegations contained in the litigation against the Adviser and the Individuals. The litigation against the Trust and the Trustees was designated as “related” to and joined with the case against the Adviser and the Individuals in an action in front of the same judge.

The Trust and the Trustees filed motions seeking to have all of the claims against them dismissed. On January 20, 2011, the Court dismissed all of the claims against the Trust and the Trustees, but allowed leave for Trust Company of the West to file an amended complaint in respect of certain of its claims against the Trust and the Trustees. The Court also issued an order, effective upon the filing of an amended complaint, that stays any further proceedings against the Trust and the Trustees until the case against the Adviser and the Individuals has been resolved.

On February 9, 2011, Trust Company of the West filed amended claims against the Trust and a number of John Doe defendants in the Court, but did not reassert any claims against the Trustees. The amended claims contain allegations that are substantially similar to those made in the original litigation against the Trust, and include among other things claims that the Trust aided and abetted, and conspired with, the Adviser and the Individuals to misappropriate Trust Company of the West’s trade secrets. In the complaint related to the amended claims, Trust Company of the West seeks a variety of remedies against the Trust, including compensatory damages for lost profits; disgorgement of certain management fees and any carried interest obtained or retained by the Trust; punitive damages; and certain injunctive relief. There can be no assurance as to the outcome of any litigation. The remedies sought by Trust Company of the West in its litigation against the Trust, if granted, could have a material adverse effect on shareholder returns for the Funds.

The litigation should not impact the expenses of the Funds, as the Adviser has agreed to bear all legal fees and other related expenses of the Trust and the Trustees in connection with defending against the claim.

Trust Company of the West raised a fund under the U.S. Treasury’s Legacy Securities Public Private Investment Program (the “PPIP”) in the fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund. The Adviser has advised the Trust that employees and former employees of the Adviser have been interviewed by representatives of the Special Inspector General of the Troubled Asset Relief Program, and by the office of the United States Attorney for the Southern District of New York, in connection with the PPIP and in connection with the same allegations of misappropriation of proprietary information made by Trust Company of the West in its litigation against the Adviser. The Adviser understands that the inquiry stems at least in part from a federal grand jury inquiry. The Adviser has informed the Trust that it has cooperated with the inquiry and has voluntarily produced documents. The Trust and the Funds are not involved in any of these inquiries.

Litigation and investigation and defense of any governmental inquiry or investigation can be expensive and time consuming, and their results can be unpredictable. There can be no assurances as to the outcome of these matters. The litigation and any governmental inquiry or investigation could consume a material amount of the Adviser’s resources thereby potentially impairing the Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the Funds. In the event of an adverse outcome or if expenses of the litigation and related matters are greater than anticipated, the Adviser’s ability to manage the Funds may be materially impaired, and shareholders, or the viability of the Funds, could be adversely affected.

How to Buy Class N Shares

General Information

Each Fund offers more than one class of shares. Shares of each class of a Fund represent an equal pro rata interest in that Fund and both classes generally have the same voting dividend, liquidation, and other rights. Class N shares may be purchased directly from each Fund by contacting the Fund’s transfer agent, and may also be purchased from financial intermediaries that make shares of the Funds available to their customers. The other share class of each Fund is offered in a separate prospectus. Please call the Funds’ transfer agent at 877-DLine11 (877-354-6311) to obtain more information concerning a Fund’s other share class, including the prospectus for this other share class.

You pay no sales charges to invest in a Fund. Your price for Class N shares is the Fund’s net asset value (“NAV”) per share. Your order to purchase shares will be priced at the next NAV calculated after your order is accepted by the Fund. The Fund may at its discretion reject any purchase order for Class N shares.

Orders received by the Fund’s transfer agent from financial intermediaries after the NAV for the day is determined will receive that same day’s NAV if the orders were received by the financial intermediary from its customers prior to 4:00 p.m. Eastern time (or the time trading closes on the New York Stock Exchange (“NYSE”), whichever is earlier). Your financial intermediary is responsible for transmitting such orders promptly.

Rule 12b-1 Plan

The Class N shares are offered at the current net asset value, but are subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Funds’ distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of that Fund attributable to its Class N shares. The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Class N shares. The fee may also be used to pay financial intermediaries for the sales support services and related expenses. A portion of the fee may also be used to pay shareholder servicing fees. The shareholder servicing fees are paid to compensate financial intermediaries for the administration and servicing of shareholder accounts. Because these fees are paid out of the Fund’s

Class N assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation of NAV

The NAV of each class of a Fund is calculated as of the close of trading on the NYSE (usually 4:00 p.m. Eastern time) every day the exchange is open. It is determined by adding the value of a Fund’s securities, cash and other assets attributable to that class, subtracting all of the Fund’s expenses and liabilities attributable to that class, and then dividing by the total number of shares outstanding for that class of the Fund (assets-liabilities/# of shares = NAV). A Fund’s investments for which market quotations are readily available are valued based on market value. Market value for domestic and foreign fixed income securities are normally valued on the basis of valuations provided by independent pricing services. Valuations obtained from independent pricing services use information provided by broker-dealers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. If this valuation is not available, a Fund will obtain a broker quote from an external data vendor or directly from broker-dealers. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, however, securities with a demand feature exercisable within seven days are generally valued at par. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the reported net asset values of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may change significantly on a day that the NYSE is closed without an investor being able to purchase, redeem or exchange shares.

If market or broker-dealer quotations are unavailable or deemed unreliable for a security or if a security’s value would be materially affected by events occurring after the close of a securities market or after quotations are obtained but before a Fund values its portfolio, a Fund may, in accordance with procedures adopted by the Board of Trustees, attempt to assign a value to the security that better reflects the security’s fair value. This value may be higher or lower than the corresponding market price or quotation for such security and, because this process necessarily depends upon judgment, this value may also vary from valuations determined by other funds using their own fair valuation procedures. While the Funds’ use of fair value pricing is intended to result in calculation of an NAV that more fairly reflects security values as of the time of pricing, the Funds cannot guarantee that any fair value price will, in fact, accurately reflect the value of any security such that such security could be sold for the fair value amount.

For the DoubleLine Core Fixed Income Fund and the DoubleLine Emerging Markets Fixed Income Fund, the values of the Funds’ investments in foreign securities may be determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed each day and the close of the NYSE.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires that investment companies such as the Trust obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Trust’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted (though an APO or FPO box number can be used by active duty military personnel). The transfer agent also may ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity.

The Funds are required by law to reject your new account application if you do not provide the required identifying information. The relevant Fund will attempt to collect any missing information required on the application by contacting you, or if applicable, your broker. If a Fund is unable to obtain this information within a timeframe established by the transfer agent in its sole discretion (for example, 72 hours), which may change from time to time, your application will be rejected. With respect to opened accounts, the Funds reserve the right to close your account at the then-current day’s NAV and remit proceeds to you via check if it is unable to verify your identity. The Funds will attempt to verify your identity within a timeframe established at its sole discretion (for example, 96 hours), which may change from time to time. If you are purchasing shares of the Funds through a financial intermediary, check with the financial intermediary for details concerning these requirements.

Minimum Investments for Class N Shares

The minimum investment requirement for initial and subsequent investment in Class N shares of the Funds are as follows:

Type of Account	Minimum Initial Investment	Subsequent Investments
Regular	$2,000	$500
Individual Retirement Account	$500	$250

The minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. Certain intermediaries also may have investment minimums, which may differ from the Funds’ minimums, and may be waived at the intermediaries’ discretion. The Trust reserves the right to change the minimum investment amounts without prior notice.

If your non-retirement account in a Fund falls below the minimum investment necessary to open the particular type of account as a result of redemptions and or exchanges for six months or more, the Trust may close your account and send you the proceeds upon 60 days written notice.

New Account Form

If you are making your initial investment in a Fund and need a New Account Form or need help completing the New Account Form, please contact the transfer agent at 877-DLine11 (877-354-6311).

Purchase by Mail

You may purchase shares by sending a check made payable to “DoubleLine Funds”, together with a completed New Account Form in the case of an initial investment, to:

Via Regular Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

Subsequent investments should be accompanied by the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.

You also may purchase additional shares of the Fund by calling 877-DLine11 (877-354-6311). If you elected this option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making this purchase. If your order is received prior to 4:00 p.m. Eastern time, your shares will be purchased at the NAV calculated on the day your order is placed.

All investments must be in U.S. dollars drawn on domestic banks. The Funds will not accept cash, money orders, checks drawn on banks outside the U.S., travelers checks, bank checks, drafts, cashiers’ checks in amounts less than $10,000 or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept post-dated checks, post-dated on-line checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs. You also will be charged $25 for every check returned unpaid.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the transfer agent of the Fund.

The Funds also reserve the right to close the account within 5 business days if clarifying information or documentation is not received. Additionally, shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchase by Wire

If you are making your first investment in the Funds, before you wire funds, the transfer agent must have a completed account application. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.

U.S. Bank, N.A.

777 E. Wisconsin Street

Milwaukee, WI 53202

ABA No. 075000022

Credit: U.S. Bancorp Fund Services, LLC

Account No. 112-952-137

Further Credit: DoubleLine Funds [Name of Fund]

(Shareholder Account Number, Shareholder Name)

Before sending your fed wire, please call the transfer agent at 877-DLine11 (877-354-6311) to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into a Fund (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP each purchase must be in an amount equal to or greater than the subsequent amount necessary for the applicable account and your financial institution must be a member of the ACH network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at 877-DLine11 (877-354-6311). Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Purchases Through an Authorized Third Party

You may buy a Fund’s shares through certain broker-dealers and financial intermediaries. If purchases of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Trading Limits

Frequent trading activity by Fund shareholders can reduce the Fund’s long-term performance in a variety of ways, including as a result of increased trading and transaction costs, disruption to a Fund’s stated portfolio management strategy, the need to maintain an elevated cash position to meet redemptions (and lost opportunity costs as a result thereof) and forced liquidations. In addition, certain short-term trading activities that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders and result in unwanted taxable capital gains for fund shareholders.

Accordingly, the Board of Trustees has adopted policies and procedures that are designed to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. These policies and procedures include:

•

The reservation by the Trust of the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Trust’s view, is likely to engage in excessive trading.

•

The reservation by the Trust of the right to prohibit any acquisition of a Fund’s share (through either a purchase or exchange from another Fund) in any calendar year in which the acquirer has previously completed four “round trip” transactions in the Fund. For this purpose, a “round trip” transaction consists of the acquisition of shares of a particular Fund (through either a purchase or exchange from another Fund) and the subsequent redemption of shares of that Fund (through either a sale or an exchange into another Fund). These limits on round trip transactions do not, however, limit a shareholder’s right to redeem their shares.

•	Exchanges out of a Fund within a 15 day period from the last purchase or exchange into the same Fund are monitored.

•	Redemptions out of a Fund within a 15 day period following a purchase may result in future purchases into the Fund being barred.

Exceptions to these trading limits must be approved by the Funds’ Chief Compliance Officer and reported to the Board of Trustees on a quarterly basis.

These restrictions do not necessarily apply to asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), and (except to the extent noted in the next paragraph) do not apply to omnibus accounts, i.e., accounts on behalf of multiple, undisclosed investors, maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

While intermediaries, such as brokers, that maintain omnibus accounts, may be required to impose restrictions on the trading activity of accounts traded through those intermediaries, the Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. Moreover, the Trust cannot always identify or reasonably detect excessive trading through omnibus accounts or otherwise facilitated by financial intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

How to Redeem Shares

General Information

You may redeem shares at any time. Your shares will be redeemed at the next NAV calculated after your order is accepted by the Fund’s transfer agent or an authorized financial intermediary.

Before redeeming recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the purchase date or until payment is collected, whichever is earlier. In addition, to the extent permitted under applicable Securities and Exchange Commission (“SEC”) rules, the Fund may delay sending out redemption proceeds for more than seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions).

Redemptions by Mail

You may sell shares by writing a letter that includes

•	your name(s) and signature(s) as they appear on the account form

•	your account number

•	the Fund name

•	the dollar amount you want to redeem

•	how and where to send the proceeds

Mail your letter of instruction to:

Via Regular Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

DoubleLine Funds Trust

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

Your letter of instruction must be accompanied by a signature guarantee or other documentation, if required (see “—Signature Guarantees” below).

Signature Guarantees

Some circumstances require written redemption orders, along with signature guarantees. These include:

•	amounts in excess of $100,000;

•	if a change of address request has been received by the transfer agent within the last 30 days;

•	when redemption proceeds are payable to any person, address or bank account not on record; or

•	if ownership has changed on your account.

The Funds and/or the transfer agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call 877-DLine11 (877-354-6311) to ensure that your signature guarantee will be processed correctly.

Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source.

Redemptions by Telephone

You may redeem shares by telephone request unless you have declined to have this option. Proceeds redeemed by telephone will be mailed or wired only to an investor’s address or bank of record as shown on the records of the transfer agent. Call the transfer agent at 877-DLine11 (877-354-6311) to request your transaction. Telephone redemption requests must be for a minimum of $1,000.

By establishing telephone redemption, you authorize the Fund’s transfer agent to act upon telephone instructions. Before executing an instruction received by telephone, the Fund’s transfer agent will use reasonable procedures to confirm that telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If these identification procedures are not followed, the Fund or their agent could be liable for any loss, liability or cost which results from acting upon telephone redemption instruction of a person believed to be a shareholder. Once a telephone transaction has been placed, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Systematic Withdrawal Plan

As another convenience, you may redeem shares through the systematic withdrawal plan. Call 877-DLine11 (877-354-6311) to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account. In order to participate in the plan, your account balance must be at least $10,000 and there must be a minimum withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent 5 days prior to the effective date.

To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S.

877-DLine11 (877-354-6311)

Outside the U.S.

213-633-8200 (collect)

Redemptions Through an Authorized Third Party

You redeem Class N shares through certain broker-dealers and financial intermediaries. If redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Redemption in Kind

The Trust also reserves the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 45-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund’s assets). If your shares are redeemed in kind you will incur transaction costs upon disposition of the securities received in the distribution.

Exchange Privilege

You can exchange from one Class N share in one Fund to a Class N share in another Fund. You can request your exchange in writing or by calling the transfer agent at 877-DLine11 (877-354-6311). Be sure to read the current prospectus for the Fund into which you are exchanging. Any new account established through an exchange will have the same registration as the account from which you are exchanging and will have the same privileges as your original account (as long as they are available). In addition, the Trust reserves the right to change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules.

Conversion of Shares Between Classes

You are permitted to convert shares between Class I shares and Class N shares, provided that your investment meets the minimum initial investment and any other requirements in the other class, and that the shares of the other class are eligible for sale in your state of residence.

Information about the Class N shares is available in a separate prospectus that can be obtained by calling the Funds’ transfer agent at 877-DLine11 (877-354-6311). Further information about conversion of shares between classes may be found in the SAI.

Account Statements and Household Mailings

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds in which you are invested. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call 877-DLine11 (877-354-6311) to request individual copies of these documents. You must submit a written request to receive individual copies of a prospectus or report. Once the Fund receives written notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends from the net investment income of each Fund will be declared and paid monthly. The Funds will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments. You may request distributions be paid by check. Any undeliverable checks or check that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined at the date of cancellation.

Distributions of a Fund’s net investment income, (which include, but are not limited to, interest, dividends and net short-term capital gains), if any, are generally taxable to a Fund’s shareholders as ordinary income. To the extent that a Fund’s ordinary income distributions consist of “qualified dividend” income, such income may be subject to tax at the reduced rate of tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by a Fund and the shareholders. Absent further legislation, “qualified dividend” income will be taxed at ordinary rates for taxable years beginning after December 31, 2010.

Distributions of net capital gains (net long-term capital gains less net short-term capital loss) are generally taxable as long-term capital gains regardless of the length of time a shareholder has owned shares of a Fund.

You will be taxed in the same manner whether you receive your distributions (whether of net investment income or capital gains) in cash or reinvest them in additional shares of a Fund.

Shareholders who sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of gain or loss and the applicable rate of tax will depend generally on the amount paid for the shares, the amount received from the sale or redemption, and how long the shares were held by a shareholder. An exchange of shares in one Fund for shares of another Fund will be treated as a taxable sale.

The Fund will be required in certain cases to withhold taxes on distributions paid to a shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Shareholders will be advised annually as to the federal tax status of distributions made by a Fund for the preceding calendar year. Distributions by a Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI. This section is not intended to be a full discussion of tax laws and the effect of such laws on you; furthermore, this discussion is based on the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor regarding your investment in the Fund (including the status of your distributions from the Fund).

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI. Currently, disclosure of the Funds’ portfolio holdings is required by law to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to shareholders and in the quarterly holdings report on Form N-Q. The SAI and Form N-Q are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Financial Highlights

Because the Trust and each of the Funds are new, there is no financial or performance information for the Trust or the Funds included in this Prospectus. You may request this information, when it becomes available, at no charge by calling 877-DLine11 (877-354-6311) or visiting the Fund’s website at www.doublelinefunds.com. Please note that certain financial information about the Fund is included under the caption “Financial Statements” in the SAI.

Glossary

Benchmark — Any basis of measurement, such as an index, that is used by an investment manager as a yardstick to assess the performance of a portfolio. For example, the Barclays Capital U.S. Aggregate Bond Index is a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade government bonds, investment grade corporate bonds, mortgage-backed securities and asset-backed securities that are publicly for sale in the United States with maturities of at least one year.

Distribution and/or Service (12b-1) Fees — Fees assessed to shareholders for shareholder servicing, marketing and distribution expenses for a fund.

Dividends — A distribution of corporate earnings to shareholders.

Duration — A weighted-average term-to-maturity of a bond’s cash flows, the weights being the present value of each projected cash flow as a percentage of the bond’s full price. Duration is often used to measure the potential volatility of a bond’s price; bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with uncertain payment schedules, such as mortgage-backed securities, which can be prepaid, have durations which may vary or lengthen in certain interest rate environments making their market values more volatile than when acquired. Duration calculations may depend upon the Adviser’s anticipation of projected cash flows which may require a degree of subjective judgment.

Emerging Market Country — A country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

Expense Ratio — Expressed as a percentage provides an investor the total cost for fund operating expenses and management fees.

Interest — Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.

Junk Bonds — Junk bonds or high yield bonds are bonds that are unrated or have a credit rating of BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. These bonds typically pay a higher yield to compensate for the greater credit risk.

Maturity — The date at which a debt instrument is due and payable.

Moody’s — Moody’s Investors Services, Inc.

Options — An instrument that provides for an investor to initiate a purchase and/or sell transaction. An owner of a call (put) option has the right to purchase (sell) the underlying security at specified prices, and this right lasts until a specified date.

Principal — Face amount of a debt instrument on which interest is either owed or earned.

Portfolio Turnover — Statistical ratio measuring the amount of transactions within a portfolio over a given time period.

S&P — Standard and Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc.

Total Return — Return on an investment including both appreciation (depreciation) and interest or dividends.

Yield Curve — A visual representation of the term structure of interest rates by plotting the yields of all bonds of the same quality within maturities ranging from the shortest to the longest available. It shows the relationship between bond yields and maturity lengths. A normal or positive yield curve signifies higher interest rates for long-term investment, while a negative or downward curve indicates higher short-term rates.

PRIVACY POLICY

What Does DoubleLine Do With Your Personal Information

Financial companies choose how they share your personal information. This notice provides information about how we collect, share, and protect your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.

All financial companies need to share customers’ personal information to run their everyday businesses. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a DoubleLine affiliated company.

DoubleLine may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you may give us orally;

•	Information about your transactions with us or others;

•	Information you submit to us in correspondence, including emails or other electronic communications; and

•	Information about any bank account you use for transfers between your bank account and any Fund account, including information provided when effecting wire transfers.

DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•

It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

•

DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is authorized by law to do so, such as in the case of a court order, legal investigation, or other properly executed governmental request.

•

In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may share information with an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by calling 877-DLine11 (877-354-6311). If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. Your information is not provided by us to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.

As required by federal law, DoubleLine will notify customers of DoubleLine’s Privacy Policy annually. DoubleLine reserves the right to modify this policy at any time, but in the event that there is a change, DoubleLine will promptly inform its customers of that change.

DoubleLine Funds Trust

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this Prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

TO OBTAIN INFORMATION

The SAI is available, without charge, upon request. To obtain a free copy of the SAI, or if you have questions about the Funds:

By Internet:

Go to www.doublelinefunds.com

By Telephone:

Call 877-DLine11 (877-354-6311) or your financial intermediary.

By Mail:

Write to:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

From the SEC

Reports and other information about the Funds (including the statement of additional information) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. The reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-22378

Return Address:

333 S. Grand Ave., Suite 1800    Los Angeles, CA 90071    1 (877) DLINE11 or 1 (877) 354-6311

fundinfo@doubleline.com    www.doublelinefunds.com